SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end:  November 30, 2025
Date of reporting period:  November 30, 2025

Item 1. Report To Shareowners
SBIFX

| SATURNA BOND INCOME

Saturna Bond Income Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Bond Income Fund is current income. This Annual Shareholder Report contains important information about the Saturna Bond Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-bond-income . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Bond Income	$67	0.65%

How did the Fund perform over the last year?

For the one-year period ended November 30, 2025, the Saturna Bond Income Fund returned 5.30% and the Bloomberg US Aggregate Index returned 5.70%. The primary reason for the Fund’s underperformance was a higher allocation to longer-duration securities relative to the index. The Fund’s duration lies in between the long-term bond category and the intermediate term bond category. Being that the Fund is benchmarked against the intermediate-term bond category, the Fund tends to underperform when longer-term yields rise and outperform when longer-term yields fall. Over the past year, the yield curve saw a pronounced steepening, with short-term yields falling while longer-term yields rose, explaining most of the return differential.

The first half of 2025 was defined by considerable market volatility and yield curve steepening. After the markets stabilized mid-year, the Federal Reserve opted to cut interest rates in September and November 2025, primarily in response to a weakening labor market. This pushed short-term yields materially lower, confirming the expectations that were already priced in by the market. At the same time, rebounding inflation, solid economic growth, and immense fiscal expenditure continued to pressure long-term yields.

Throughout 2025, market uncertainty remained elevated as participants weighed the major policy changes under the new political regime. Ultimately, most assets demonstrated strong performance over the second half of the year, with equities, fixed income, and commodities all broadly marking positive returns.

The Fund continues to be positioned defensively among its category competitors, with an elevated allocation to high-quality securities. We believe that this positioning will allow the Fund to take advantage of market strength without excess risk, offering strong through-cycle performance.

How did the Fund perform over the past 10 years?

	Saturna Bond Income Fund	Bloomberg US Aggregate Bond Index
11/30/2015	10,000	10,000
12/31/2015	9,928	9,968
1/31/2016	10,050	10,105
2/29/2016	10,154	10,177
3/31/2016	10,301	10,270
4/30/2016	10,345	10,309
5/31/2016	10,372	10,312
6/30/2016	10,677	10,497
7/31/2016	10,781	10,564
8/31/2016	10,785	10,552
9/30/2016	10,748	10,545
10/31/2016	10,631	10,465
11/30/2016	10,291	10,217
12/31/2016	10,316	10,232
1/31/2017	10,344	10,252
2/28/2017	10,450	10,321
3/31/2017	10,438	10,315
4/30/2017	10,500	10,395
5/31/2017	10,632	10,475
6/30/2017	10,638	10,464
7/31/2017	10,709	10,509
8/31/2017	10,821	10,603
9/30/2017	10,764	10,553
10/31/2017	10,792	10,559
11/30/2017	10,755	10,546
12/31/2017	10,845	10,594
1/31/2018	10,685	10,472
2/28/2018	10,585	10,373
3/31/2018	10,656	10,439
4/30/2018	10,537	10,362
5/31/2018	10,650	10,435
6/30/2018	10,591	10,423
7/31/2018	10,600	10,425
8/31/2018	10,694	10,492
9/30/2018	10,613	10,425
10/31/2018	10,515	10,342
11/30/2018	10,564	10,404
12/31/2018	10,723	10,595
1/31/2019	10,859	10,708
2/28/2019	10,861	10,701
3/31/2019	11,106	10,907
4/30/2019	11,113	10,910
5/31/2019	11,316	11,103
6/30/2019	11,517	11,243
7/31/2019	11,570	11,268
8/31/2019	11,928	11,560
9/30/2019	11,823	11,498
10/31/2019	11,874	11,533
11/30/2019	11,879	11,527
12/31/2019	11,819	11,519
1/31/2020	12,182	11,740
2/29/2020	12,409	11,952
3/31/2020	11,989	11,881
4/30/2020	12,420	12,093
5/31/2020	12,515	12,149
6/30/2020	12,630	12,225
7/31/2020	12,995	12,408
8/31/2020	12,794	12,308
9/30/2020	12,793	12,301
10/31/2020	12,680	12,246
11/30/2020	12,886	12,366
12/31/2020	12,865	12,383
1/31/2021	12,661	12,295
2/28/2021	12,317	12,117
3/31/2021	12,042	11,966
4/30/2021	12,204	12,060
5/31/2021	12,297	12,100
6/30/2021	12,530	12,185
7/31/2021	12,740	12,321
8/31/2021	12,694	12,297
9/30/2021	12,486	12,191
10/31/2021	12,510	12,188
11/30/2021	12,604	12,224
12/31/2021	12,558	12,192
1/31/2022	12,183	11,930
2/28/2022	11,970	11,797
3/31/2022	11,619	11,469
4/30/2022	11,031	11,034
5/31/2022	11,056	11,105
6/30/2022	10,867	10,931
7/31/2022	11,224	11,198
8/31/2022	10,799	10,881
9/30/2022	10,180	10,411
10/31/2022	10,015	10,276
11/30/2022	10,469	10,654
12/31/2022	10,424	10,606
1/31/2023	10,762	10,932
2/28/2023	10,424	10,650
3/31/2023	10,788	10,920
4/30/2023	10,861	10,987
5/31/2023	10,694	10,867
6/30/2023	10,670	10,828
7/31/2023	10,647	10,821
8/31/2023	10,576	10,751
9/30/2023	10,236	10,478
10/31/2023	10,042	10,313
11/30/2023	10,559	10,780
12/31/2023	11,003	11,193
1/31/2024	10,931	11,162
2/29/2024	10,758	11,004
3/31/2024	10,884	11,106
4/30/2024	10,561	10,825
5/31/2024	10,739	11,009
6/30/2024	10,866	11,113
7/31/2024	11,071	11,373
8/31/2024	11,278	11,536
9/30/2024	11,435	11,690
10/31/2024	11,137	11,401
11/30/2024	11,270	11,521
12/31/2024	10,997	11,332
1/31/2025	11,082	11,393
2/28/2025	11,343	11,643
3/31/2025	11,300	11,648
4/30/2025	11,307	11,693
5/31/2025	11,213	11,610
6/30/2025	11,454	11,788
7/31/2025	11,411	11,757
8/31/2025	11,526	11,898
9/30/2025	11,717	12,028
10/31/2025	11,805	12,103
11/30/2025	11,867	12,178

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Bond Income	5.30%	-1.63%	1.73%
Bloomberg US Aggregate Bond Index	5.70%	-0.31%	1.99%

Key Fund Statistics

Total Net Assets	$12,301,699
# of Portfolio Holdings	47
Advisory Fees Paid	$26,319
Portfolio Turnover Rate	9%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-bond-income  for more recent performance information.

SBIFX

| SATURNA BOND INCOME

Saturna Bond Income Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	6.2%
US Treasury Strips (-% due 02/15/2045)	4.9%
United States Treasury Bond (3.375% due 11/15/2048)	3.7%
United States Treasury Bond (5.375% due 02/15/2031)	3.5%
Apple (4.500% due 02/23/2036)	2.9%
Microsoft (4.200% due 11/3/2035)	2.9%
Home Depot (5.875% due 12/16/2036)	2.7%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.5%
Massachusetts Housing Finance Agency (5.989% due 12/1/2044)	2.5%
Maryland Community Development Administration (5.991% due 09/1/2044)	2.5%

Geographic Weightings

% of Total Net Assets

United States	87.4%
Netherlands	3.8%
Canada	2.0%
Norway	2.0%
Other Countries	0.0%
Other Assets (net of liabilities)	4.8%

Sector Weightings

% of Total Net Assets

Government	29.0%
Financials	9.4%
Health Care	8.5%
Technology	6.2%
Industrials	5.6%
Energy	4.9%
Consumer Discretionary	4.9%
Municipal Bonds	4.5%
Utilities	4.4%
Consumer Staples	4.4%
Other Sectors	13.4%
Other Assets (net of liabilities)	4.8%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SCORX

| SATURNA CORE

Saturna Core Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Core Fund is long-term appreciation and capital preservation. This Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.saturna.com/fund/saturna-core . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$88	0.83%

How did the Fund perform over the last year?

The Saturna Core Fund produced a one-year return of 11.54% as of November 30, 2025. The Fund’s benchmark, a 60/40 blend of the Bloomberg Developed Markets Large & Mid Cap equity index and the Bloomberg US Aggregate bond index returned 12.66% for the period. At fiscal year-end, the Fund was in the 24th percentile for one-year total returns in its Morningstar US Fund Moderate Allocation category with recorded a 30-day yield of 1.19% for 2025.

The Saturna Core Fund’s mandate allocates a 60%–70% weight in equity securities, with a mix of US- and foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. The average market capitalization of positions held by the Fund was $474.8 billion with 24% total debt-to-market capitalization at year-end. The Fund’s 62.6% equity allocation was comprised of 62 positions across 17 countries.

The Saturna Core Fund targets an allocation of 30%–40% cash and investment-grade fixed-income securities. During the fiscal year, the Federal Reserve (the “Fed”) cut interest rate by 75 basis points (bps) from 4.625% at the mid-point to 3.875%. Despite cuts, longer-term treasuries were with the 10-year largely rangebound between 4% and 4.8%, falling 17 bps over fiscal year 2025.

In 2024, we noted that while more Fed interest rate cuts could be in store for 2025, as important as the number of cuts is the reason for those cuts. We continue to maintain this view, acknowledging that slow and steady cuts driven by slowly cooling inflation should be supportive, whereas rapid cuts due to deteriorating real economic growth would troubling. We continue to hold such uncertainty bolsters the value of a 60/40 portfolio, where bonds can provide a ballast and equities a sail.

How did the Fund perform over the past 10 years?

	Saturna Core Fund	Dow Jones Moderate US Portfolio Index	Bloomberg Developed Markets Large & Mid Cap Total Return	Bloomberg Global Equity/Fixed Income 60/40 Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,884	9,873	9,831	9,920
1/31/2016	9,556	9,531	9,245	9,601
2/29/2016	9,520	9,591	9,186	9,649
3/31/2016	9,947	10,112	9,810	10,145
4/30/2016	10,089	10,225	9,963	10,294
5/31/2016	10,213	10,244	10,036	10,284
6/30/2016	10,249	10,334	9,932	10,340
7/31/2016	10,498	10,644	10,346	10,630
8/31/2016	10,453	10,647	10,359	10,617
9/30/2016	10,436	10,698	10,414	10,674
10/31/2016	10,187	10,499	10,215	10,433
11/30/2016	10,178	10,539	10,383	10,371
12/31/2016	10,301	10,630	10,634	10,502
1/31/2017	10,418	10,838	10,889	10,701
2/28/2017	10,689	11,051	11,194	10,901
3/31/2017	10,761	11,102	11,318	10,982
4/30/2017	10,815	11,227	11,491	11,132
5/31/2017	10,978	11,360	11,749	11,351
6/30/2017	11,032	11,403	11,804	11,379
7/31/2017	11,113	11,608	12,086	11,619
8/31/2017	11,221	11,661	12,108	11,677
9/30/2017	11,420	11,778	12,384	11,795
10/31/2017	11,600	11,924	12,625	11,915
11/30/2017	11,720	12,117	12,908	12,129
12/31/2017	11,803	12,239	13,088	12,247
1/31/2018	12,078	12,617	13,776	12,691
2/28/2018	11,694	12,290	13,214	12,336
3/31/2018	11,556	12,242	12,943	12,238
4/30/2018	11,474	12,230	13,088	12,243
5/31/2018	11,620	12,328	13,189	12,263
6/30/2018	11,566	12,296	13,183	12,239
7/31/2018	12,004	12,473	13,595	12,460
8/31/2018	12,142	12,615	13,771	12,562
9/30/2018	12,151	12,570	13,849	12,561
10/31/2018	11,584	11,934	12,822	11,947
11/30/2018	11,730	12,084	12,994	12,056
12/31/2018	11,258	11,602	12,004	11,603
1/31/2019	11,787	12,277	12,954	12,225
2/28/2019	12,102	12,487	13,357	12,425
3/31/2019	12,213	12,622	13,541	12,591
4/30/2019	12,575	12,857	14,026	12,847
5/31/2019	12,111	12,448	13,236	12,482
6/30/2019	12,696	12,998	14,109	13,087
7/31/2019	12,751	13,045	14,183	13,115
8/31/2019	12,835	12,919	13,906	13,068
9/30/2019	12,937	13,054	14,202	13,181
10/31/2019	13,113	13,264	14,562	13,416
11/30/2019	13,271	13,477	14,979	13,607
12/31/2019	13,508	13,760	15,426	13,882
1/31/2020	13,489	13,700	15,338	13,905
2/29/2020	12,879	13,055	14,050	13,242
3/31/2020	11,896	11,689	12,172	12,053
4/30/2020	12,801	12,594	13,492	12,945
5/31/2020	13,164	12,999	14,178	13,357
6/30/2020	13,282	13,256	14,554	13,618
7/31/2020	13,774	13,766	15,241	14,178
8/31/2020	14,128	14,141	16,258	14,737
9/30/2020	13,941	13,900	15,708	14,418
10/31/2020	13,695	13,831	15,235	14,162
11/30/2020	14,560	14,963	17,200	15,360
12/31/2020	14,908	15,444	17,926	15,836
1/31/2021	14,788	15,412	17,755	15,688
2/28/2021	14,858	15,690	18,232	15,833
3/31/2021	15,267	15,835	18,846	16,034
4/30/2021	15,576	16,304	19,727	16,567
5/31/2021	15,805	16,460	20,010	16,772
6/30/2021	15,765	16,565	20,310	16,864
7/31/2021	15,945	16,649	20,660	17,128
8/31/2021	16,055	16,875	21,191	17,364
9/30/2021	15,566	16,428	20,334	16,819
10/31/2021	16,124	16,865	21,486	17,375
11/30/2021	16,154	16,543	20,996	17,118
12/31/2021	16,714	16,897	21,884	17,543
1/31/2022	16,189	16,244	20,706	16,835
2/28/2022	15,870	16,037	20,194	16,504
3/31/2022	16,056	16,035	20,750	16,576
4/30/2022	15,264	15,055	19,032	15,392
5/31/2022	15,315	15,096	19,055	15,419
6/30/2022	14,513	14,234	17,410	14,422
7/31/2022	15,078	14,933	18,803	15,237
8/31/2022	14,636	14,504	18,037	14,623
9/30/2022	13,865	13,453	16,369	13,511
10/31/2022	14,513	13,890	17,548	14,056
11/30/2022	15,294	14,702	18,768	14,906
12/31/2022	14,979	14,368	17,970	14,557
1/31/2023	15,366	15,150	19,250	15,371
2/28/2023	14,959	14,729	18,796	14,950
3/31/2023	15,397	15,003	19,377	15,416
4/30/2023	15,595	15,071	19,716	15,605
5/31/2023	15,314	14,836	19,548	15,404
6/30/2023	15,815	15,372	20,746	15,970
7/31/2023	16,023	15,739	21,439	16,335
8/31/2023	15,846	15,341	20,930	16,013
9/30/2023	15,324	14,831	20,037	15,416
10/31/2023	15,084	14,423	19,467	15,079
11/30/2023	15,888	15,427	21,293	16,231
12/31/2023	16,453	16,192	22,349	16,984
1/31/2024	16,378	16,095	22,617	17,013
2/29/2024	16,781	16,403	23,608	17,375
3/31/2024	17,280	16,799	24,373	17,753
4/30/2024	16,887	16,270	23,471	17,179
5/31/2024	17,439	16,668	24,535	17,737
6/30/2024	17,460	16,775	25,050	17,970
7/31/2024	17,736	17,211	25,492	18,359
8/31/2024	18,203	17,527	26,181	18,832
9/30/2024	18,479	17,890	26,662	19,167
10/31/2024	18,139	17,537	26,154	18,691
11/30/2024	18,564	18,081	27,371	19,239
12/31/2024	18,066	17,576	26,662	18,775
1/31/2025	18,492	17,978	27,615	19,221
2/28/2025	18,383	17,935	27,405	19,242
3/31/2025	17,936	17,601	26,196	18,781
4/30/2025	18,066	17,737	26,427	19,100
5/31/2025	18,688	18,306	28,020	19,763
6/30/2025	19,244	18,840	29,246	20,433
7/31/2025	19,473	18,995	29,641	20,476
8/31/2025	19,898	19,343	30,409	20,911
9/30/2025	20,585	19,703	31,394	21,372
10/31/2025	20,705	19,842	32,041	21,615
11/30/2025	20,705	19,900	32,138	21,675

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Core	11.54%	7.30%	7.55%
Bloomberg Developed Markets Large & Mid Cap Total Return	17.42%	13.32%	12.38%
Bloomberg Global Equity/Fixed Income 60/40 Index	12.66%	7.13%	8.04%
Dow Jones Moderate US Portfolio Index	10.06%	5.87%	7.12%

Key Fund Statistics

Total Net Assets	$31,290,511
# of Portfolio Holdings	86
Advisory Fees Paid	$140,441
Portfolio Turnover Rate	16%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit https://www.saturna.com/fund/saturna-core  for more recent performance information.

SCORX

| SATURNA CORE

Saturna Core Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Alphabet, Class A	3.2%
Agnico-Eagle Mines	3.1%
Microsoft	2.8%
United States Treasury Bond (6.250% due 05/15/2030)	2.5%
Taiwan Semiconductor ADR	2.4%
United States Treasury Bond (3.375% due 11/15/2048)	2.3%
Nvidia	2.1%
Apple	2.0%
Maryland Community Development Administration (6.362% due 09/1/2053)	2.0%
United States Treasury Inflation Index Bond (2.125% due 02/15/2054)	1.9%

Geographic Weightings

% of Total Net Assets

United States	64.7%
United Kingdom	4.7%
Canada	3.5%
Taiwan	2.4%
Ireland	2.3%
France	1.8%
Germany	1.7%
Japan	1.6%
Italy	1.3%
Switzerland	1.3%
Other Countries	3.4%
Other Assets (net of liabilities)	11.3%

Sector Weightings

% of Total Net Assets

Technology	18.3%
Industrials	12.8%
Materials	7.5%
Communications	7.4%
Financials	7.1%
Government	6.7%
Consumer Discretionary	6.6%
Health Care	5.4%
Utilities	5.0%
Consumer Staples	4.5%
Other Sectors	7.4%
Other Assets (net of liabilities)	11.3%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGHIX

| SATURNA GLOBAL HIGH INCOME FUND

Saturna Global High Income Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Global High Income Fund is high income, with a secondary objective of capital preservation. This Annual Shareholder Report contains important information about the Saturna Global High Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-global-high-income . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global High Income Fund	$80	0.75%

How did the Fund perform over the last year?

The Saturna Global High Income Fund completed fiscal year ended November 30, 2025, with a total return of 13.26%. For comparison, the Fund’s equity benchmark, the Bloomberg Developed Markets Large & Mid Cap Index, returned 17.42%. The fixed income benchmark, the Bloomberg Global High Yield Corporate Bond Index returned 9.05%. The 50/50 balanced benchmark Bloomberg Global Equity/Fixed Income returned 11.47%.

2025 was a shift from prior years, as for the year ended November 30, 2025, international developed market equities outperformed US stocks with the Bloomberg Developed Markets ex-US Large & Mid Cap Index returning 25.17% compared to the 15.17% return of the Bloomberg Large Cap index. While the US has benefited from stronger structural growth drivers than Europe or Asia, President Trump’s foreign and trade policy actions appear to have caused global investors to reassess the durability of America’s growth drivers.

In the fixed income market, the US yield curve “normalized” to a more typical upward sloping shape, with longer-term yields higher than shorter-term yields as the Federal Reserve lowered rates on the short end in the latter part of the fiscal year. Yield curve normalization also signals a success by the Fed in avoiding a recession — which was often linked to past episodes of yield curve inversions. Credit spreads remained very tight with investors happy to lend at relatively high overall rates.

The yield curve normalization presents the opportunity to increase the Fund’s duration and limit reinvestment risk. On the equity side of the allocation, international equities still trade with a large valuation discount to US equities after a “catch up” year, and we continue to find better opportunities among foreign stocks for income-oriented value.

How did the Fund perform over the past 10 years?

	Saturna Global High Income Fund	S&P Global 1200 Index	Bloomberg Developed Markets Large & Mid Cap Total Return	Bloomberg Global Equity/Fixed Income 50/50 Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,618	9,827	9,831	9,942
1/31/2016	9,348	9,262	9,245	9,690
2/29/2016	9,494	9,198	9,186	9,767
3/31/2016	10,079	9,843	9,810	10,229
4/30/2016	10,675	10,007	9,963	10,377
5/31/2016	10,394	10,053	10,036	10,345
6/30/2016	10,686	9,977	9,932	10,442
7/31/2016	10,990	10,404	10,346	10,699
8/31/2016	11,249	10,440	10,359	10,680
9/30/2016	11,507	10,483	10,414	10,738
10/31/2016	11,519	10,315	10,215	10,486
11/30/2016	11,372	10,451	10,383	10,364
12/31/2016	11,497	10,700	10,634	10,465
1/31/2017	11,814	10,974	10,889	10,651
2/28/2017	12,026	11,272	11,194	10,825
3/31/2017	12,167	11,428	11,318	10,895
4/30/2017	12,237	11,601	11,491	11,039
5/31/2017	12,355	11,855	11,749	11,249
6/30/2017	12,355	11,920	11,804	11,270
7/31/2017	12,755	12,238	12,086	11,500
8/31/2017	12,884	12,276	12,108	11,567
9/30/2017	13,096	12,542	12,384	11,647
10/31/2017	13,119	12,804	12,625	11,739
11/30/2017	13,079	13,059	12,908	11,936
12/31/2017	13,272	13,252	13,088	12,039
1/31/2018	13,768	13,981	13,776	12,428
2/28/2018	13,272	13,400	13,214	12,119
3/31/2018	13,369	13,130	12,943	12,061
4/30/2018	13,441	13,271	13,088	12,033
5/31/2018	13,296	13,322	13,189	12,034
6/30/2018	13,260	13,298	13,183	12,005
7/31/2018	13,707	13,732	13,595	12,183
8/31/2018	13,441	13,870	13,771	12,268
9/30/2018	13,683	13,973	13,849	12,250
10/31/2018	13,260	12,958	12,822	11,728
11/30/2018	13,381	13,127	12,994	11,823
12/31/2018	13,108	12,169	12,004	11,493
1/31/2019	13,823	13,099	12,954	12,035
2/28/2019	14,099	13,471	13,357	12,188
3/31/2019	14,062	13,663	13,541	12,349
4/30/2019	14,149	14,163	14,026	12,553
5/31/2019	13,773	13,347	13,236	12,283
6/30/2019	14,400	14,224	14,109	12,826
7/31/2019	14,425	14,259	14,183	12,843
8/31/2019	13,974	13,993	13,906	12,847
9/30/2019	14,262	14,327	14,202	12,919
10/31/2019	14,400	14,706	14,562	13,125
11/30/2019	14,325	15,091	14,979	13,263
12/31/2019	14,612	15,604	15,426	13,499
1/31/2020	14,367	15,468	15,338	13,547
2/29/2020	13,795	14,201	14,050	13,024
3/31/2020	12,147	12,371	12,172	11,999
4/30/2020	12,706	13,650	13,492	12,781
5/31/2020	13,046	14,263	14,178	13,128
6/30/2020	13,169	14,675	14,554	13,362
7/31/2020	13,387	15,367	15,241	13,891
8/31/2020	13,564	16,337	16,258	14,344
9/30/2020	13,087	15,791	15,708	14,076
10/31/2020	12,815	15,358	15,235	13,870
11/30/2020	13,822	17,263	17,200	14,890
12/31/2020	14,214	18,034	17,926	15,308
1/31/2021	14,369	17,894	17,755	15,167
2/28/2021	14,566	18,353	18,232	15,240
3/31/2021	14,834	18,989	18,846	15,354
4/30/2021	15,045	19,850	19,727	15,811
5/31/2021	15,356	20,186	20,010	15,999
6/30/2021	15,285	20,418	20,310	16,048
7/31/2021	15,200	20,660	20,660	16,294
8/31/2021	15,285	21,168	21,191	16,469
9/30/2021	15,299	20,286	20,334	15,990
10/31/2021	15,440	21,397	21,486	16,424
11/30/2021	15,186	20,990	20,996	16,214
12/31/2021	15,720	21,920	21,884	16,546
1/31/2022	15,777	20,906	20,706	15,933
2/28/2022	15,835	20,349	20,194	15,640
3/31/2022	15,921	20,888	20,750	15,618
4/30/2022	14,958	19,235	19,032	14,546
5/31/2022	15,202	19,347	19,055	14,573
6/30/2022	14,109	17,691	17,410	13,711
7/31/2022	14,382	18,996	18,803	14,404
8/31/2022	14,123	18,203	18,037	13,826
9/30/2022	13,289	16,487	16,369	12,831
10/31/2022	13,663	17,608	17,548	13,247
11/30/2022	14,555	19,021	18,768	14,019
12/31/2022	14,497	18,231	17,970	13,758
1/31/2023	15,226	19,539	19,250	14,474
2/28/2023	14,839	18,985	18,796	14,064
3/31/2023	15,092	19,634	19,377	14,503
4/30/2023	15,241	19,972	19,716	14,662
5/31/2023	14,676	19,802	19,548	14,457
6/30/2023	15,003	20,981	20,746	14,899
7/31/2023	15,360	21,658	21,439	15,201
8/31/2023	15,048	21,129	20,930	14,916
9/30/2023	14,929	20,213	20,037	14,380
10/31/2023	14,661	19,671	19,467	14,090
11/30/2023	15,182	21,471	21,293	15,105
12/31/2023	15,950	22,495	22,349	15,794
1/31/2024	15,904	22,702	22,617	15,780
2/29/2024	15,780	23,709	23,608	16,027
3/31/2024	16,245	24,536	24,373	16,332
4/30/2024	16,106	23,668	23,471	15,824
5/31/2024	16,680	24,751	24,535	16,286
6/30/2024	16,447	25,305	25,050	16,468
7/31/2024	16,633	25,732	25,492	16,842
8/31/2024	16,974	26,378	26,181	17,269
9/30/2024	17,409	26,912	26,662	17,575
10/31/2024	16,928	26,391	26,154	17,113
11/30/2024	17,068	27,404	27,371	17,541
12/31/2024	16,451	26,761	26,662	17,126
1/31/2025	16,915	27,645	27,615	17,481
2/28/2025	17,395	27,564	27,405	17,538
3/31/2025	17,475	26,436	26,196	17,206
4/30/2025	17,507	26,608	26,427	17,534
5/31/2025	17,763	28,196	28,020	18,031
6/30/2025	18,323	29,457	29,246	18,597
7/31/2025	18,195	29,831	29,641	18,584
8/31/2025	18,675	30,623	30,409	18,957
9/30/2025	18,963	31,749	31,394	19,326
10/31/2025	19,219	32,464	32,041	19,501
11/30/2025	19,332	32,548	32,138	19,553

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year	Expense RatioFootnote Reference1
Saturna Global High Income Fund (SGHIX)	13.26%	6.94%	6.81%	0.37%
S&P Global 1200 Index	18.77%	13.52%	12.53%	n/a
Bloomberg Developed Markets Large & Mid Cap	17.42%	13.32%	12.38%	n/a
Bloomberg Global Equity/Fixed Income 50/50	11.47%	5.60%	6.94%	n/a

Key Fund Statistics

Total Net Assets	$12,038,859
# of Portfolio Holdings	36
Advisory Fees Paid	$28,937
Portfolio Turnover Rate	15%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-global-high-income  for more recent performance information.

SGHIX

| SATURNA GLOBAL HIGH INCOME FUND

Saturna Global High Income Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Skandinaviska Enskilda Banken, Cl A	4.2%
Nintendo	3.5%
Southern Copper	3.4%
Cisco Systems	3.2%
ANZ Group Holdings ADR	2.8%
Orange ADR	2.7%
Novartis ADR	2.7%
GlaxoSmithKline ADR	2.6%
BHP Biliton ADR	2.5%
Telenor ASA	2.4%

Geographic Weightings

% of Total Net Assets

United States	30.9%
Australia	7.0%
Sweden	4.2%
Mexico	3.6%
Japan	3.5%
Peru	3.4%
Switzerland	2.7%
France	2.7%
United Kingdom	2.6%
Norway	2.4%
Other Countries	5.6%
Other Assets (net of liabilities)	31.4%

Sector Weightings

% of Total Net Assets

Communications	10.9%
Financials	9.5%
Government	8.2%
Materials	7.6%
Industrials	7.5%
Technology	6.7%
Consumer Discretionary	5.8%
Health Care	5.3%
Consumer Staples	3.6%
Municipal Bonds	2.4%
Other Sectors	1.1%
Other Assets (net of liabilities)	31.4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSGFX

| INVESTOR SHARES

Saturna Growth Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$107	0.98%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Growth Fund Investor Shares returned 18.32%, exceeding the 15.17% of the Bloomberg US Large Cap Index and the 17.10% of the Bloomberg 1000 Growth Index. The Morningstar Large Growth category returned 14.90% for the period, putting the Fund in the 28th percentile for 1-year total returns.

For the third consecutive year, the artificial intelligence (AI) theme explained the top contributors to fund performance. These companies provide the necessary infrastructure for training and deploying AI models across an expanding footprint of power-hungry data centers. Alphabet, the parent company of Google, is the largest holding in the portfolio and was also the greatest contributor to portfolio return. This year, Google deployed a frontier AI model, Gemini 3 Pro, built entirely on its own compute architecture, as opposed to using merchant silicon from Nvidia. This development quickly altered Google's narrative from a company threatened by AI's potential to disrupt its core search business to an AI-forward beneficiary. Of the top ten contributors to portfolio performance over the past year, only one was unrelated to AI — the apparel and goods distributor TJX — illustrating the power of the AI theme. The data we have so far indicates the owners of hyperscale data centers will be increasing their spending in 2026. We have seen reports which indicate new data center delays due to an inability to procure power or the skilled labor required to facilitate these systems. We believe the success of AI thematic stocks in 2026 will be determined by shifts in expectations of data center capital expenditure spending in 2027. While we don't know what surprises 2026 will bring, our goal remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

How did the Fund perform over the past 10 years?

	Saturna Growth Fund Investor Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
11/30/2015	10,000	10,000	10,000	10,000
12/31/2015	9,800	9,842	9,846	9,849
1/31/2016	9,051	9,354	9,332	9,278
2/29/2016	8,806	9,341	9,312	9,218
3/31/2016	9,501	9,975	9,940	9,837
4/30/2016	9,384	10,014	9,983	9,806
5/31/2016	9,467	10,193	10,163	10,043
6/30/2016	9,288	10,220	10,192	10,046
7/31/2016	9,817	10,597	10,577	10,484
8/31/2016	9,771	10,612	10,591	10,436
9/30/2016	9,721	10,614	10,603	10,473
10/31/2016	9,455	10,420	10,411	10,205
11/30/2016	9,678	10,806	10,783	10,369
12/31/2016	9,755	11,019	10,992	10,483
1/31/2017	9,980	11,228	11,215	10,832
2/28/2017	10,415	11,674	11,661	11,265
3/31/2017	10,515	11,688	11,675	11,384
4/30/2017	10,726	11,808	11,808	11,658
5/31/2017	10,860	11,974	11,983	11,968
6/30/2017	10,894	12,049	12,056	11,953
7/31/2017	11,006	12,297	12,302	12,239
8/31/2017	11,088	12,334	12,341	12,375
9/30/2017	11,209	12,589	12,590	12,509
10/31/2017	11,442	12,882	12,889	12,938
11/30/2017	11,869	13,277	13,273	13,281
12/31/2017	11,936	13,425	13,421	13,358
1/31/2018	12,695	14,194	14,198	14,251
2/28/2018	12,473	13,671	13,681	13,866
3/31/2018	12,104	13,323	13,332	13,533
4/30/2018	12,227	13,374	13,380	13,575
5/31/2018	12,659	13,696	13,708	14,135
6/30/2018	12,773	13,781	13,796	14,236
7/31/2018	13,314	14,294	14,295	14,662
8/31/2018	14,064	14,759	14,763	15,362
9/30/2018	14,269	14,843	14,839	15,460
10/31/2018	12,959	13,829	13,809	14,173
11/30/2018	13,050	14,111	14,100	14,424
12/31/2018	11,986	12,837	12,834	13,208
1/31/2019	12,890	13,865	13,876	14,350
2/28/2019	13,349	14,310	14,337	14,916
3/31/2019	13,841	14,588	14,608	15,336
4/30/2019	14,553	15,179	15,201	15,968
5/31/2019	13,569	14,215	14,256	15,115
6/30/2019	14,659	15,216	15,247	16,134
7/31/2019	15,170	15,435	15,493	16,430
8/31/2019	15,089	15,190	15,251	16,326
9/30/2019	15,142	15,475	15,504	16,303
10/31/2019	15,414	15,810	15,841	16,648
11/30/2019	15,897	16,384	16,427	17,317
12/31/2019	16,346	16,878	16,910	17,800
1/31/2020	16,528	16,872	16,971	18,237
2/29/2020	15,333	15,483	15,599	16,980
3/31/2020	13,872	13,570	13,691	15,266
4/30/2020	15,667	15,310	15,476	17,435
5/31/2020	16,700	16,039	16,279	18,559
6/30/2020	17,403	16,358	16,637	19,230
7/31/2020	18,721	17,281	17,596	20,606
8/31/2020	20,452	18,523	18,939	22,465
9/30/2020	19,685	17,819	18,234	21,567
10/31/2020	18,849	17,345	17,739	20,953
11/30/2020	20,585	19,244	19,780	23,159
12/31/2020	21,328	19,984	20,564	24,178
1/31/2021	20,849	19,782	20,388	23,943
2/28/2021	20,952	20,327	20,902	24,213
3/31/2021	21,536	21,218	21,699	24,766
4/30/2021	22,847	22,350	22,870	26,312
5/31/2021	22,684	22,506	22,970	26,036
6/30/2021	23,524	23,032	23,635	27,355
7/31/2021	24,306	23,579	24,204	28,197
8/31/2021	25,013	24,296	24,925	29,161
9/30/2021	23,445	23,166	23,763	27,594
10/31/2021	25,063	24,789	25,458	29,846
11/30/2021	25,419	24,617	25,209	29,710
12/31/2021	26,232	25,720	26,182	30,485
1/31/2022	24,469	24,389	24,704	27,894
2/28/2022	23,574	23,659	23,935	26,781
3/31/2022	23,962	24,537	24,769	27,770
4/30/2022	21,720	22,398	22,496	24,651
5/31/2022	21,429	22,439	22,438	24,063
6/30/2022	19,714	20,587	20,619	22,205
7/31/2022	21,661	22,485	22,528	24,826
8/31/2022	20,512	21,568	21,650	23,633
9/30/2022	18,566	19,581	19,641	21,417
10/31/2022	19,731	21,167	21,189	22,599
11/30/2022	20,873	22,350	22,316	23,710
12/31/2022	19,609	21,062	21,004	22,110
1/31/2023	20,842	22,385	22,354	23,791
2/28/2023	20,178	21,839	21,830	23,384
3/31/2023	21,428	22,641	22,656	24,772
4/30/2023	21,842	22,994	22,963	25,033
5/31/2023	22,301	23,094	23,152	25,847
6/30/2023	23,816	24,620	24,677	27,604
7/31/2023	24,242	25,411	25,512	28,429
8/31/2023	23,855	25,007	25,088	28,088
9/30/2023	22,489	23,814	23,928	26,551
10/31/2023	22,069	23,314	23,413	25,961
11/30/2023	24,103	25,443	25,617	28,734
12/31/2023	25,148	26,599	26,792	30,095
1/31/2024	25,635	27,046	27,225	30,672
2/29/2024	27,050	28,490	28,700	32,680
3/31/2024	27,454	29,406	29,581	33,328
4/30/2024	26,237	28,205	28,381	31,882
5/31/2024	27,647	29,604	29,737	33,623
6/30/2024	29,322	30,666	30,847	35,391
7/31/2024	28,957	31,039	31,186	35,353
8/31/2024	29,466	31,792	31,942	36,157
9/30/2024	30,295	32,471	32,627	37,115
10/31/2024	29,814	32,177	32,380	36,812
11/30/2024	31,390	34,066	34,380	39,215
12/31/2024	31,298	33,254	33,545	38,786
1/31/2025	31,851	34,180	34,562	39,831
2/28/2025	30,801	33,734	34,022	38,603
3/31/2025	28,507	31,833	32,026	35,776
4/30/2025	28,914	31,617	31,881	36,142
5/31/2025	31,337	33,607	33,953	39,009
6/30/2025	33,196	35,316	35,736	41,230
7/31/2025	34,439	36,109	36,551	42,522
8/31/2025	34,953	36,841	37,251	43,046
9/30/2025	36,331	38,185	38,643	44,939
10/31/2025	37,512	39,079	39,577	46,350
11/30/2025	37,139	39,175	39,594	45,921

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	18.32%	12.53%	14.02%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.47%
S&P 500 Index	15.00%	15.28%	14.63%

Key Fund Statistics

Total Net Assets	$86,589,255
# of Portfolio Holdings	30
Advisory Fees Paid	$389,871
Portfolio Turnover Rate	8%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-growth  for more recent performance information.

SSGFX

| INVESTOR SHARES

Saturna Growth Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Alphabet, Class A	11.7%
Microsoft	10.3%
Apple	7.6%
Nvidia	7.1%
Amazon.com	7.1%
Broadcom	5.9%
Oracle	4.0%
Costco Wholesale	3.6%
TJX Companies	3.3%
Monster Beverage	2.8%

Geographic Weightings

% of Total Net Assets

United States	96.9%
Other Countries	0.0%
Other Assets (net of liabilities)	3.1%

Industry Weightings

% of Total Net Assets

Semiconductor Devices	16.2%
Infrastructure Software	16.1%
Internet Media & Services	14.1%
Communications Equipment	10.2%
Online Marketplace	7.1%
Medical Devices	4.3%
Mass Merchants	3.6%
Specialty Apparel Stores	3.3%
Non-Alcoholic Beverages	2.8%
Infrastructure Construction	2.7%
Other Industries	16.5%
Other Assets (net of liabilities)	3.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGZFX

| Z SHARES

Saturna Growth Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-growth . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$82	0.75%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Growth Fund Z Shares returned 18.60%, exceeding the 15.17% of the Bloomberg US Large Cap Index and the 17.10% of the Bloomberg 1000 Growth Index. The Morningstar Large Growth category returned 14.90% for the period, putting the Fund in the 28th percentile for 1-year total returns.

For the third consecutive year, the artificial intelligence (AI) theme explained the top contributors to fund performance. These companies provide the necessary infrastructure for training and deploying AI models across an expanding footprint of power-hungry data centers. Alphabet, the parent company of Google, is the largest holding in the portfolio and was also the greatest contributor to portfolio return. This year, Google deployed a frontier AI model, Gemini 3 Pro, built entirely on its own compute architecture, as opposed to using merchant silicon from Nvidia. This development quickly altered Google's narrative from a company threatened by AI's potential to disrupt its core search business to an AI-forward beneficiary. Of the top ten contributors to portfolio performance over the past year, only one was unrelated to AI — the apparel and goods distributor TJX — illustrating the power of the AI theme. The data we have so far indicates the owners of hyperscale data centers will be increasing their spending in 2026. We have seen reports which indicate new data center delays due to an inability to procure power or the skilled labor required to facilitate these systems. We believe the success of AI thematic stocks in 2026 will be determined by shifts in expectations of data center capital expenditure spending in 2027. While we don't know what surprises 2026 will bring, our goal remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

How did the Fund perform since inception?

	Saturna Growth Fund Z Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
6/30/2017	10,000	10,000	10,000	10,000
7/31/2017	10,107	10,206	10,204	10,240
8/31/2017	10,178	10,237	10,236	10,353
9/30/2017	10,285	10,448	10,443	10,466
10/31/2017	10,499	10,692	10,691	10,824
11/30/2017	10,893	11,020	11,010	11,112
12/31/2017	10,957	11,142	11,132	11,176
1/31/2018	11,661	11,780	11,777	11,923
2/28/2018	11,455	11,346	11,348	11,601
3/31/2018	11,120	11,058	11,058	11,322
4/30/2018	11,233	11,100	11,098	11,358
5/31/2018	11,631	11,367	11,370	11,826
6/30/2018	11,736	11,437	11,443	11,911
7/31/2018	12,239	11,863	11,857	12,267
8/31/2018	12,930	12,250	12,245	12,853
9/30/2018	13,123	12,319	12,308	12,934
10/31/2018	11,921	11,477	11,454	11,858
11/30/2018	12,004	11,711	11,695	12,067
12/31/2018	11,030	10,654	10,645	11,051
1/31/2019	11,862	11,508	11,510	12,006
2/28/2019	12,291	11,877	11,892	12,479
3/31/2019	12,751	12,108	12,117	12,831
4/30/2019	13,406	12,598	12,609	13,360
5/31/2019	12,503	11,797	11,824	12,646
6/30/2019	13,512	12,629	12,647	13,498
7/31/2019	13,986	12,810	12,850	13,746
8/31/2019	13,915	12,607	12,650	13,659
9/30/2019	13,968	12,843	12,860	13,639
10/31/2019	14,224	13,122	13,139	13,928
11/30/2019	14,671	13,598	13,625	14,488
12/31/2019	15,086	14,008	14,026	14,892
1/31/2020	15,259	14,003	14,077	15,258
2/29/2020	14,161	12,850	12,938	14,206
3/31/2020	12,812	11,263	11,356	12,772
4/30/2020	14,471	12,707	12,836	14,587
5/31/2020	15,428	13,312	13,503	15,527
6/30/2020	16,084	13,577	13,800	16,089
7/31/2020	17,306	14,342	14,595	17,240
8/31/2020	18,906	15,373	15,709	18,796
9/30/2020	18,204	14,789	15,125	18,044
10/31/2020	17,433	14,396	14,714	17,530
11/30/2020	19,042	15,972	16,407	19,376
12/31/2020	19,730	16,586	17,056	20,229
1/31/2021	19,294	16,418	16,911	20,032
2/28/2021	19,386	16,871	17,337	20,258
3/31/2021	19,937	17,610	17,998	20,720
4/30/2021	21,150	18,550	18,970	22,013
5/31/2021	21,003	18,679	19,053	21,783
6/30/2021	21,784	19,115	19,604	22,886
7/31/2021	22,514	19,569	20,076	23,591
8/31/2021	23,176	20,164	20,674	24,397
9/30/2021	21,729	19,226	19,710	23,086
10/31/2021	23,231	20,573	21,117	24,970
11/30/2021	23,566	20,431	20,910	24,857
12/31/2021	24,329	21,347	21,717	25,505
1/31/2022	22,693	20,242	20,491	23,337
2/28/2022	21,870	19,636	19,853	22,406
3/31/2022	22,231	20,365	20,545	23,233
4/30/2022	20,159	18,589	18,659	20,624
5/31/2022	19,888	18,623	18,611	20,132
6/30/2022	18,303	17,086	17,102	18,577
7/31/2022	20,114	18,661	18,686	20,771
8/31/2022	19,050	17,900	17,958	19,772
9/30/2022	17,249	16,252	16,292	17,919
10/31/2022	18,333	17,567	17,575	18,907
11/30/2022	19,397	18,549	18,510	19,836
12/31/2022	18,230	17,481	17,422	18,498
1/31/2023	19,372	18,579	18,542	19,904
2/28/2023	18,765	18,126	18,107	19,564
3/31/2023	19,928	18,791	18,792	20,726
4/30/2023	20,324	19,084	19,047	20,943
5/31/2023	20,756	19,167	19,204	21,625
6/30/2023	22,166	20,434	20,468	23,094
7/31/2023	22,568	21,090	21,161	23,785
8/31/2023	22,213	20,754	20,810	23,499
9/30/2023	20,947	19,765	19,847	22,214
10/31/2023	20,556	19,349	19,420	21,720
11/30/2023	22,459	21,116	21,248	24,040
12/31/2023	23,434	22,076	22,223	25,179
1/31/2024	23,898	22,447	22,581	25,661
2/29/2024	25,221	23,645	23,806	27,342
3/31/2024	25,602	24,406	24,536	27,883
4/30/2024	24,474	23,409	23,541	26,674
5/31/2024	25,792	24,570	24,665	28,130
6/30/2024	27,362	25,452	25,586	29,610
7/31/2024	27,023	25,761	25,867	29,578
8/31/2024	27,501	26,386	26,495	30,251
9/30/2024	28,284	26,950	27,062	31,052
10/31/2024	27,841	26,705	26,858	30,799
11/30/2024	29,314	28,273	28,516	32,809
12/31/2024	29,233	27,599	27,824	32,450
1/31/2025	29,754	28,368	28,667	33,324
2/28/2025	28,775	27,997	28,219	32,297
3/31/2025	26,640	26,420	26,564	29,932
4/30/2025	27,029	26,241	26,444	30,238
5/31/2025	29,296	27,893	28,162	32,637
6/30/2025	31,043	29,311	29,642	34,494
7/31/2025	32,216	29,969	30,318	35,576
8/31/2025	32,695	30,576	30,898	36,014
9/30/2025	33,999	31,692	32,053	37,598
10/31/2025	35,109	32,434	32,827	38,778
11/30/2025	34,762	32,514	32,841	38,420

June 30, 2017 (commencement of operations) through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	18.60%	12.79%	15.65%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.95%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.96%
S&P 500 Index	15.00%	15.28%	14.82%

Key Fund Statistics

Total Net Assets	$86,589,255
# of Portfolio Holdings	30
Advisory Fees Paid	$389,871
Portfolio Turnover Rate	8%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-growth  for more recent performance information.

SGZFX

| Z SHARES

Saturna Growth Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Alphabet, Class A	11.7%
Microsoft	10.3%
Apple	7.6%
Nvidia	7.1%
Amazon.com	7.1%
Broadcom	5.9%
Oracle	4.0%
Costco Wholesale	3.6%
TJX Companies	3.3%
Monster Beverage	2.8%

Geographic Weightings

% of Total Net Assets

United States	96.9%
Other Countries	0.0%
Other Assets (net of liabilities)	3.1%

Industry Weightings

% of Total Net Assets

Semiconductor Devices	16.2%
Infrastructure Software	16.1%
Internet Media & Services	14.1%
Communications Equipment	10.2%
Online Marketplace	7.1%
Medical Devices	4.3%
Mass Merchants	3.6%
Specialty Apparel Stores	3.3%
Non-Alcoholic Beverages	2.8%
Infrastructure Construction	2.7%
Other Industries	16.5%
Other Assets (net of liabilities)	3.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSIFX

| INVESTOR SHARES

Saturna International Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$110	1.00%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna International Fund Investor Shares returned 19.63%. The Bloomberg Developed Markets ex US Large & Mid Cap Index returned 25.17% for the same period. The Fund mandates that 80% of net assets be invested in companies with substantial non‑U.S. operations—defined as firms that have at least 50% of their assets, 50% of their sales, or their organization/principal place of business outside the United States.

The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Health Care was the primary detractor due to a large underperformance in a pharmaceutical holding. Information Technology and Industrials were the strongest contributors.

After a strong run in technology stocks, investors are concerned of an artificial intelligence (AI) bubble, and that the large investments being poured into its infrastructure buildout will not yield positive economic returns. There is also pessimism surrounding if these capital commitments will be able to be financed in the debt markets. Lastly, as AI rolls out into the enterprise economy, there is a risk that certain segments of the labor force will experience disruption. A potential outcome is that economic growth bifurcates as corporate profitability will improve as more companies successfully deploy AI into their enterprises, while consumer sentiment and the labor market is likely to remain muted.

Against the backdrop of continued geopolitical uncertainty and uneven economic growth, our strategy remains focused on high‑quality, low‑debt companies with recession‑resilient business models that both enable productivity‑enhancing technologies and actively use these solutions in their own business-operations.

How did the Fund perform over the past 10 years?

	Saturna International Fund Investor Shares	MSCI EAFE Index	Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,610	9,867	9,824
1/31/2016	9,261	9,154	9,152
2/29/2016	9,213	8,990	9,027
3/31/2016	9,833	9,583	9,642
4/30/2016	9,895	9,871	9,950
5/31/2016	9,916	9,793	9,868
6/30/2016	9,895	9,469	9,572
7/31/2016	10,418	9,949	10,026
8/31/2016	10,432	9,958	10,041
9/30/2016	10,613	10,084	10,160
10/31/2016	10,300	9,879	9,969
11/30/2016	10,049	9,683	9,819
12/31/2016	10,293	10,016	10,138
1/31/2017	10,625	10,307	10,435
2/28/2017	10,844	10,456	10,550
3/31/2017	11,035	10,756	10,827
4/30/2017	11,190	11,038	11,069
5/31/2017	11,536	11,458	11,459
6/30/2017	11,522	11,441	11,478
7/31/2017	12,009	11,772	11,820
8/31/2017	12,044	11,769	11,821
9/30/2017	12,418	12,067	12,125
10/31/2017	12,510	12,251	12,297
11/30/2017	12,738	12,381	12,427
12/31/2017	12,914	12,582	12,649
1/31/2018	13,538	13,214	13,239
2/28/2018	13,053	12,619	12,617
3/31/2018	13,030	12,404	12,413
4/30/2018	12,861	12,701	12,701
5/31/2018	12,915	12,433	12,480
6/30/2018	12,753	12,284	12,338
7/31/2018	13,453	12,588	12,641
8/31/2018	13,707	12,346	12,407
9/30/2018	13,584	12,459	12,507
10/31/2018	12,507	11,468	11,508
11/30/2018	12,945	11,455	11,512
12/31/2018	12,405	10,901	10,922
1/31/2019	13,270	11,620	11,708
2/28/2019	13,927	11,917	12,010
3/31/2019	14,143	12,005	12,090
4/30/2019	14,584	12,355	12,441
5/31/2019	14,443	11,779	11,869
6/30/2019	15,033	12,481	12,572
7/31/2019	15,074	12,324	12,420
8/31/2019	14,958	12,007	12,123
9/30/2019	14,966	12,357	12,472
10/31/2019	15,191	12,802	12,884
11/30/2019	15,374	12,948	13,052
12/31/2019	15,736	13,371	13,473
1/31/2020	15,719	13,093	13,213
2/29/2020	14,591	11,911	12,039
3/31/2020	12,455	10,334	10,349
4/30/2020	13,195	11,010	11,058
5/31/2020	14,358	11,496	11,558
6/30/2020	14,754	11,892	11,949
7/31/2020	15,443	12,171	12,265
8/31/2020	16,020	12,799	12,901
9/30/2020	15,788	12,472	12,537
10/31/2020	15,237	11,975	12,044
11/30/2020	16,899	13,833	13,903
12/31/2020	18,110	14,478	14,529
1/31/2021	17,989	14,325	14,371
2/28/2021	17,557	14,648	14,745
3/31/2021	17,816	14,999	15,141
4/30/2021	18,707	15,463	15,625
5/31/2021	18,836	15,982	16,183
6/30/2021	19,346	15,807	16,015
7/31/2021	20,652	15,927	16,127
8/31/2021	21,559	16,210	16,397
9/30/2021	20,176	15,751	15,944
10/31/2021	20,747	16,142	16,409
11/30/2021	20,306	15,393	15,662
12/31/2021	21,282	16,183	16,455
1/31/2022	18,992	15,402	15,739
2/28/2022	18,598	15,131	15,493
3/31/2022	18,983	15,246	15,713
4/30/2022	17,435	14,273	14,705
5/31/2022	17,200	14,400	14,852
6/30/2022	15,764	13,067	13,445
7/31/2022	17,115	13,720	14,124
8/31/2022	15,961	13,069	13,476
9/30/2022	14,713	11,853	12,234
10/31/2022	15,473	12,491	12,914
11/30/2022	17,003	13,900	14,300
12/31/2022	16,468	13,915	14,218
1/31/2023	17,763	15,044	15,385
2/28/2023	17,228	14,731	15,033
3/31/2023	18,373	15,115	15,384
4/30/2023	18,448	15,558	15,834
5/31/2023	17,979	14,919	15,178
6/30/2023	18,617	15,603	15,925
7/31/2023	18,842	16,109	16,420
8/31/2023	18,392	15,494	15,777
9/30/2023	17,491	14,972	15,258
10/31/2023	17,472	14,366	14,618
11/30/2023	19,583	15,702	15,980
12/31/2023	20,555	16,539	16,858
1/31/2024	21,082	16,635	16,942
2/29/2024	21,835	16,942	17,255
3/31/2024	22,014	17,519	17,853
4/30/2024	20,969	17,089	17,403
5/31/2024	21,939	17,772	18,096
6/30/2024	21,892	17,490	17,806
7/31/2024	21,788	18,005	18,369
8/31/2024	22,626	18,592	18,984
9/30/2024	22,551	18,772	19,179
10/31/2024	21,468	17,753	18,220
11/30/2024	21,506	17,656	18,262
12/31/2024	20,815	17,258	17,787
1/31/2025	21,876	18,166	18,669
2/28/2025	21,289	18,521	18,990
3/31/2025	20,115	18,467	18,922
4/30/2025	21,204	19,333	19,775
5/31/2025	22,671	20,246	20,735
6/30/2025	23,740	20,696	21,187
7/31/2025	23,447	20,408	20,963
8/31/2025	23,873	21,280	21,878
9/30/2025	25,473	21,696	22,334
10/31/2025	26,646	21,954	22,612
11/30/2025	25,728	22,095	22,860

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	19.63%	8.77%	9.91%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	25.17%	10.46%	8.62%
MSCI EAFE Index	25.14%	9.82%	8.25%

Key Fund Statistics

Total Net Assets	$80,944,210
# of Portfolio Holdings	32
Advisory Fees Paid	$365,931
Portfolio Turnover Rate	26%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-international  for more recent performance information.

SSIFX

| INVESTOR SHARES

Saturna International Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Broadcom	10.1%
Taiwan Semiconductor ADR	8.4%
Fujikura Ltd	8.0%
ASML Holding NY	6.8%
SAP ADR	4.5%
Ferguson Enterprises	4.5%
Johnson Controls International	3.8%
Komatsu Ltd	3.4%
Dassault Systemes ADR	3.2%
Fujitsu Limited	3.1%

Geographic Weightings

% of Total Net Assets

United States	23.8%
Japan	17.0%
Netherlands	9.8%
France	9.3%
Taiwan	8.4%
United Kingdom	7.4%
Switzerland	4.5%
Germany	4.5%
Sweden	4.0%
Italy	2.4%
Other Countries	6.4%
Other Assets (net of liabilities)	2.5%

Industry Weightings

% of Total Net Assets

Semiconductor Manufacturing	15.2%
Application Software	10.1%
Semiconductor Devices	10.1%
Communications Equipment	8.0%
Electrical Power Equipment	7.8%
Commercial & Residential Building Equipment & Systems	5.9%
Industrial Wholesale & Rental	4.5%
Basic & Diversified Chemicals	3.4%
Construction & Mining Machinery	3.4%
Large Pharma	3.4%
Other Industries	25.7%
Other Assets (net of liabilities)	2.5%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SIFZX

| Z SHARES

Saturna International Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-international . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$86	0.78%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna International Fund Z Shares returned 19.90%. The Bloomberg Developed Markets ex US Large & Mid Cap Index returned 25.17% for the same period. The Fund mandates that 80% of net assets be invested in companies with substantial non‑U.S. operations—defined as firms that have at least 50% of their assets, 50% of their sales, or their organization/principal place of business outside the United States.

The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Health Care was the primary detractor due to a large underperformance in a pharmaceutical holding. Information Technology and Industrials were the strongest contributors.

After a strong run in technology stocks, investors are concerned of an artificial intelligence (AI) bubble, and that the large investments being poured into its infrastructure buildout will not yield positive economic returns. There is also pessimism surrounding if these capital commitments will be able to be financed in the debt markets. Lastly, as AI rolls out into the enterprise economy, there is a risk that certain segments of the labor force will experience disruption. A potential outcome is that economic growth bifurcates as corporate profitability will improve as more companies successfully deploy AI into their enterprises, while consumer sentiment and the labor market is likely to remain muted.

Against the backdrop of continued geopolitical uncertainty and uneven economic growth, our strategy remains focused on high‑quality, low‑debt companies with recession‑resilient business models that both enable productivity‑enhancing technologies and actively use these solutions in their own business-operations.

How did the Fund perform since inception?

	Saturna International Fund Z Shares	MSCI EAFE Index	Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index
6/30/2017	10,000	10,000	10,000
7/31/2017	10,435	10,289	10,298
8/31/2017	10,459	10,287	10,299
9/30/2017	10,783	10,547	10,564
10/31/2017	10,869	10,708	10,713
11/30/2017	11,073	10,821	10,827
12/31/2017	11,229	10,997	11,020
1/31/2018	11,777	11,549	11,535
2/28/2018	11,349	11,030	10,992
3/31/2018	11,329	10,842	10,815
4/30/2018	11,189	11,101	11,066
5/31/2018	11,236	10,867	10,873
6/30/2018	11,102	10,737	10,750
7/31/2018	11,717	11,002	11,013
8/31/2018	11,937	10,791	10,809
9/30/2018	11,831	10,889	10,897
10/31/2018	10,895	10,023	10,026
11/30/2018	11,276	10,012	10,030
12/31/2018	10,813	9,528	9,516
1/31/2019	11,566	10,156	10,200
2/28/2019	12,138	10,416	10,463
3/31/2019	12,333	10,493	10,534
4/30/2019	12,717	10,798	10,839
5/31/2019	12,601	10,295	10,341
6/30/2019	13,116	10,909	10,954
7/31/2019	13,152	10,772	10,821
8/31/2019	13,058	10,494	10,562
9/30/2019	13,065	10,800	10,866
10/31/2019	13,268	11,189	11,225
11/30/2019	13,434	11,317	11,372
12/31/2019	13,752	11,687	11,738
1/31/2020	13,737	11,444	11,512
2/29/2020	12,752	10,411	10,489
3/31/2020	10,888	9,032	9,017
4/30/2020	11,534	9,623	9,634
5/31/2020	12,557	10,048	10,070
6/30/2020	12,903	10,394	10,411
7/31/2020	13,504	10,638	10,686
8/31/2020	14,016	11,187	11,240
9/30/2020	13,820	10,901	10,923
10/31/2020	13,339	10,467	10,494
11/30/2020	14,790	12,090	12,113
12/31/2020	15,859	12,655	12,658
1/31/2021	15,753	12,521	12,521
2/28/2021	15,368	12,803	12,847
3/31/2021	15,602	13,110	13,191
4/30/2021	16,381	13,515	13,613
5/31/2021	16,502	13,969	14,099
6/30/2021	16,956	13,816	13,953
7/31/2021	18,098	13,921	14,051
8/31/2021	18,900	14,168	14,286
9/30/2021	17,690	13,767	13,891
10/31/2021	18,196	14,109	14,296
11/30/2021	17,811	13,454	13,646
12/31/2021	18,657	14,145	14,336
1/31/2022	16,658	13,462	13,712
2/28/2022	16,321	13,225	13,499
3/31/2022	16,658	13,326	13,690
4/30/2022	15,301	12,475	12,812
5/31/2022	15,104	12,586	12,940
6/30/2022	13,845	11,421	11,714
7/31/2022	15,030	11,991	12,305
8/31/2022	14,018	11,423	11,741
9/30/2022	12,932	10,360	10,659
10/31/2022	13,598	10,918	11,251
11/30/2022	14,939	12,149	12,459
12/31/2022	14,478	12,163	12,388
1/31/2023	15,613	13,149	13,404
2/28/2023	15,153	12,876	13,097
3/31/2023	16,156	13,211	13,403
4/30/2023	16,230	13,598	13,796
5/31/2023	15,819	13,040	13,224
6/30/2023	16,387	13,637	13,875
7/31/2023	16,584	14,080	14,306
8/31/2023	16,197	13,542	13,745
9/30/2023	15,399	13,086	13,294
10/31/2023	15,391	12,557	12,736
11/30/2023	17,259	13,724	13,923
12/31/2023	18,115	14,455	14,688
1/31/2024	18,578	14,540	14,761
2/29/2024	19,248	14,808	15,033
3/31/2024	19,413	15,312	15,555
4/30/2024	18,487	14,936	15,163
5/31/2024	19,355	15,534	15,767
6/30/2024	19,306	15,287	15,513
7/31/2024	19,223	15,737	16,004
8/31/2024	19,967	16,250	16,540
9/30/2024	19,909	16,407	16,710
10/31/2024	18,950	15,517	15,875
11/30/2024	18,991	15,432	15,911
12/31/2024	18,376	15,084	15,497
1/31/2025	19,325	15,878	16,265
2/28/2025	18,809	16,188	16,545
3/31/2025	17,777	16,141	16,486
4/30/2025	18,734	16,898	17,229
5/31/2025	20,041	17,695	18,065
6/30/2025	20,990	18,089	18,460
7/31/2025	20,732	17,837	18,264
8/31/2025	21,114	18,599	19,061
9/30/2025	22,538	18,963	19,459
10/31/2025	23,578	19,189	19,701
11/30/2025	22,771	19,312	19,917

June 30, 2017 (commencement of operations) through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	19.90%	9.01%	10.00%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	25.17%	10.46%	8.30%
MSCI EAFE Index	25.14%	9.82%	7.86%

Key Fund Statistics

Total Net Assets	$80,944,210
# of Portfolio Holdings	32
Advisory Fees Paid	$365,931
Portfolio Turnover Rate	26%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-international  for more recent performance information.

SIFZX

| Z SHARES

Saturna International Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Broadcom	10.1%
Taiwan Semiconductor ADR	8.4%
Fujikura Ltd	8.0%
ASML Holding NY	6.8%
SAP ADR	4.5%
Ferguson Enterprises	4.5%
Johnson Controls International	3.8%
Komatsu Ltd	3.4%
Dassault Systemes ADR	3.2%
Fujitsu Limited	3.1%

Geographic Weightings

% of Total Net Assets

United States	23.8%
Japan	17.0%
Netherlands	9.8%
France	9.3%
Taiwan	8.4%
United Kingdom	7.4%
Switzerland	4.5%
Germany	4.5%
Sweden	4.0%
Italy	2.4%
Other Countries	6.4%
Other Assets (net of liabilities)	2.5%

Industry Weightings

% of Total Net Assets

Semiconductor Manufacturing	15.2%
Application Software	10.1%
Semiconductor Devices	10.1%
Communications Equipment	8.0%
Electrical Power Equipment	7.8%
Commercial & Residential Building Equipment & Systems	5.9%
Industrial Wholesale & Rental	4.5%
Basic & Diversified Chemicals	3.4%
Construction & Mining Machinery	3.4%
Large Pharma	3.4%
Other Industries	25.7%
Other Assets (net of liabilities)	2.5%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

STBFX

| SATURNA SHORT-TERM BOND

Saturna Short-Term Bond Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Short-Term Bond Fund is capital preservation and current income. This Annual Shareholder Report contains important information about the Saturna Short-Term Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-short-term-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Short-Term Bond	$61	0.60%

How did the Fund perform over the last year?

For the one-year period ended November 30, 2025, the Saturna Short-Term Bond Fund returned 4.67%, the Bloomberg US Aggregate Index returned 5.70%, and the Bloomberg US Aggregate 1–3 Year Index returned 5.23%. The primary reason for the Fund’s underperformance was the Fund’s high allocation to cash and securities maturing in less than one year.  The Fund’s duration is lower than both the Bloomberg US Aggregate Index and the Bloomberg US Aggregate 1–3 Year Index. Over the past year, the yield curve steepened meaningfully, with short‑term yields falling and longer‑term yields rising. The Fund maintained higher allocations to 0–1‑year and 5–7‑year bonds, benefitting from higher yields on these securities. However, the lower‑yielding 1–3‑year treasuries bucket rallied over 60 basis points, driving considerable price appreciation in that segment. Altogether, curve effects outweighed the yield pickup, and the Fund modestly underperformed its benchmark over the year.

The first half of 2025 was marked by elevated volatility and yield curve steepening. After markets stabilized mid‑year, the Federal Reserve cut rates in September and November in response to a weakening labor market, pushing short‑term yields lower and confirming expectations already priced in. At the same time, rebounding inflation, solid economic growth, and substantial fiscal expenditure continued to pressure long‑term yields. Throughout 2025, uncertainty stayed elevated as participants assessed major policy changes under the new political regime. Ultimately, most asset classes delivered strong performance in the second half, with equities, fixed income, and commodities all generating positive returns. The Fund remains defensively positioned versus category peers, with elevated allocations to cash and high‑quality securities, a stance that should allow participation in market strength while seeking to limit excess risk and support through‑cycle performance.

How did the Fund perform over the past 10 years?

	Saturna Short-Term Bond Fund	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,990	9,986	9,968
1/31/2016	10,019	10,038	10,105
2/29/2016	10,008	10,048	10,177
3/31/2016	10,078	10,084	10,270
4/30/2016	10,106	10,098	10,309
5/31/2016	10,096	10,091	10,312
6/30/2016	10,143	10,152	10,497
7/31/2016	10,152	10,154	10,564
8/31/2016	10,162	10,143	10,552
9/30/2016	10,170	10,155	10,545
10/31/2016	10,178	10,152	10,465
11/30/2016	10,106	10,111	10,217
12/31/2016	10,136	10,117	10,232
1/31/2017	10,147	10,136	10,252
2/28/2017	10,158	10,152	10,321
3/31/2017	10,170	10,158	10,315
4/30/2017	10,180	10,177	10,395
5/31/2017	10,214	10,195	10,475
6/30/2017	10,205	10,190	10,464
7/31/2017	10,237	10,217	10,509
8/31/2017	10,246	10,238	10,603
9/30/2017	10,235	10,225	10,553
10/31/2017	10,224	10,223	10,559
11/30/2017	10,193	10,201	10,546
12/31/2017	10,187	10,204	10,594
1/31/2018	10,158	10,177	10,472
2/28/2018	10,127	10,167	10,373
3/31/2018	10,139	10,184	10,439
4/30/2018	10,130	10,173	10,362
5/31/2018	10,163	10,211	10,435
6/30/2018	10,155	10,213	10,423
7/31/2018	10,168	10,218	10,425
8/31/2018	10,202	10,254	10,492
9/30/2018	10,214	10,247	10,425
10/31/2018	10,208	10,258	10,342
11/30/2018	10,219	10,288	10,404
12/31/2018	10,297	10,368	10,595
1/31/2019	10,352	10,409	10,708
2/28/2019	10,365	10,426	10,701
3/31/2019	10,464	10,494	10,907
4/30/2019	10,480	10,518	10,910
5/31/2019	10,517	10,592	11,103
6/30/2019	10,594	10,650	11,243
7/31/2019	10,590	10,647	11,268
8/31/2019	10,669	10,730	11,560
9/30/2019	10,642	10,725	11,498
10/31/2019	10,700	10,762	11,533
11/30/2019	10,694	10,762	11,527
12/31/2019	10,710	10,787	11,519
1/31/2020	10,790	10,848	11,740
2/29/2020	10,868	10,936	11,952
3/31/2020	10,694	10,980	11,881
4/30/2020	10,879	11,040	12,093
5/31/2020	10,979	11,061	12,149
6/30/2020	11,014	11,076	12,225
7/31/2020	11,071	11,093	12,408
8/31/2020	11,064	11,095	12,308
9/30/2020	11,057	11,094	12,301
10/31/2020	11,028	11,093	12,246
11/30/2020	11,063	11,104	12,366
12/31/2020	11,076	11,119	12,383
1/31/2021	11,067	11,123	12,295
2/28/2021	11,014	11,116	12,117
3/31/2021	10,982	11,111	11,966
4/30/2021	11,014	11,120	12,060
5/31/2021	11,046	11,133	12,100
6/30/2021	11,030	11,116	12,185
7/31/2021	11,062	11,135	12,321
8/31/2021	11,049	11,136	12,297
9/30/2021	11,014	11,126	12,191
10/31/2021	10,980	11,090	12,188
11/30/2021	10,966	11,081	12,224
12/31/2021	10,954	11,064	12,192
1/31/2022	10,854	10,985	11,930
2/28/2022	10,797	10,936	11,797
3/31/2022	10,677	10,787	11,469
4/30/2022	10,579	10,727	11,034
5/31/2022	10,634	10,793	11,105
6/30/2022	10,558	10,718	10,931
7/31/2022	10,656	10,775	11,198
8/31/2022	10,559	10,689	10,881
9/30/2022	10,419	10,557	10,411
10/31/2022	10,410	10,544	10,276
11/30/2022	10,511	10,631	10,654
12/31/2022	10,530	10,652	10,606
1/31/2023	10,610	10,739	10,932
2/28/2023	10,537	10,659	10,650
3/31/2023	10,665	10,813	10,920
4/30/2023	10,703	10,850	10,987
5/31/2023	10,677	10,817	10,867
6/30/2023	10,673	10,774	10,828
7/31/2023	10,714	10,820	10,821
8/31/2023	10,730	10,860	10,751
9/30/2023	10,726	10,853	10,478
10/31/2023	10,746	10,888	10,313
11/30/2023	10,856	11,015	10,780
12/31/2023	10,946	11,147	11,193
1/31/2024	10,993	11,191	11,162
2/29/2024	10,972	11,153	11,004
3/31/2024	11,017	11,198	11,106
4/30/2024	10,997	11,160	10,825
5/31/2024	11,068	11,241	11,009
6/30/2024	11,115	11,304	11,113
7/31/2024	11,212	11,438	11,373
8/31/2024	11,286	11,543	11,536
9/30/2024	11,358	11,638	11,690
10/31/2024	11,318	11,571	11,401
11/30/2024	11,368	11,611	11,521
12/31/2024	11,373	11,636	11,332
1/31/2025	11,425	11,689	11,393
2/28/2025	11,497	11,772	11,643
3/31/2025	11,527	11,826	11,648
4/30/2025	11,626	11,914	11,693
5/31/2025	11,612	11,900	11,610
6/30/2025	11,690	11,976	11,788
7/31/2025	11,675	11,975	11,757
8/31/2025	11,778	12,080	11,898
9/30/2025	11,808	12,120	12,028
10/31/2025	11,841	12,162	12,103
11/30/2025	11,899	12,218	12,178

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Short-Term Bond	4.67%	1.47%	1.75%
Bloomberg US Aggregate Bond Index	5.70%	-0.31%	1.99%
Bloomberg US Aggregate 1-3 Year Index	5.23%	1.93%	2.02%

Key Fund Statistics

Total Net Assets	$14,414,327
# of Portfolio Holdings	34
Advisory Fees Paid	$27,997
Portfolio Turnover Rate	27%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-short-term-bond  for more recent performance information.

STBFX

| SATURNA SHORT-TERM BOND

Saturna Short-Term Bond Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (6.125% due 08/15/2029)	7.2%
United States Treasury Note (2.625% due 12/31/2025)	5.2%
United States Treasury Note (2.250% due 08/15/2027)	5.1%
Koninklijke KPN (8.375% due 10/1/2030)	4.5%
United States Treasury Inflation Index Bond (3.875% due 04/15/2029)	4.5%
United States Treasury Note (2.375% due 05/15/2027)	4.4%
United States Treasury Bond (3.625% due 03/31/2028)	4.2%
United States Treasury Bond (6.250% due 05/15/2030)	3.8%
US Treasury Bond (4.875% due 05/31/2026)	2.8%
Bank of America (3.500% due 04/19/2026)	2.8%

Geographic Weightings

% of Total Net Assets

United States	78.4%
Netherlands	4.5%
United Kingdom	1.5%
China	0.7%
Other Countries	0.0%
Other Assets (net of liabilities)	14.9%

Sector Weightings

% of Total Net Assets

Government	39.6%
Financials	14.5%
Communications	7.6%
US Government Agency	6.6%
Treasury Inflation Protected Securities	4.5%
Consumer Staples	2.8%
Industrials	2.5%
Technology	2.1%
Municipal Bonds	2.1%
Utilities	1.5%
Other Sectors	1.3%
Other Assets (net of liabilities)	14.9%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

How has the Fund changed?

Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name. This change did not result in any change to the Fund’s investment objective, principal investment strategies, or principal risks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEBFX

| SUSTAINABLE BOND

Saturna Sustainable Bond Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Sustainable Bond Fund is current income and capital preservation. This Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-bond . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$68	0.65%

How did the Fund perform over the last year?

For the year-to-date ending November 30, 2025, the Saturna Sustainable Bond Fund returned 8.75%, outperforming the FTSE World Broad Investment-Grade Bond Index by 250 basis points, which returned 6.25%. The Fund reported a 30-day yield of 4.68%.

The Saturna Sustainable Bond Fund portfolio held 42 securities, excluding cash, as of November 30, 2025. For the same period, the Fund reported an eﬀective duration of 4.41 years, slight lower than the previous period ending November 30, 2024, of 4.72 years. The FTSE World Broad Investment-Grade Bond Index reported an eﬀective duration of 6.36 years. The Fund has retained a longer duration profile over the past two years to reflect continued expectation of further reduction in benchmark rates by Federal Reserve's Open Market Committee.

As of November 30, 2025, the Saturna Sustainable Bond Fund held 65.58% of its assets in US-dollar-denominated securities and cash, followed by 14.11% in euro-denominated securities, and 7.12% to the Mexican peso. The Fund retained a currency weighting 6.22% in the Brazilian real, 2.78% in the Australian dollar, 2.46% in Canadian-dollar-denominated securities, and of 1.72% in the Colombian peso. In contrast, the FTSE World Broad Investment-Grade Bond Index had 52.09% of its portfolio in the US dollar, 28.53% in the euro, and 5.33% in Japanese yen.

How did the Fund perform over the past 10 years?

	Sustainable Bond Fund	FTSE World BIG Bond Index	Bloomberg Global Aggregate Bond Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,937	10,059	10,053
1/31/2016	9,965	10,167	10,140
2/29/2016	9,872	10,366	10,366
3/31/2016	10,068	10,640	10,646
4/30/2016	10,127	10,748	10,788
5/31/2016	10,119	10,625	10,643
6/30/2016	10,232	10,901	10,954
7/31/2016	10,325	10,985	11,036
8/31/2016	10,358	10,934	10,983
9/30/2016	10,378	10,984	11,043
10/31/2016	10,392	10,694	10,737
11/30/2016	10,137	10,289	10,310
12/31/2016	10,121	10,254	10,263
1/31/2017	10,273	10,341	10,379
2/28/2017	10,348	10,380	10,428
3/31/2017	10,405	10,392	10,444
4/30/2017	10,426	10,525	10,561
5/31/2017	10,536	10,700	10,725
6/30/2017	10,634	10,697	10,715
7/31/2017	10,768	10,880	10,896
8/31/2017	10,767	10,994	11,003
9/30/2017	10,760	10,904	10,904
10/31/2017	10,657	10,864	10,863
11/30/2017	10,672	10,982	10,984
12/31/2017	10,718	11,016	11,022
1/31/2018	10,836	11,133	11,153
2/28/2018	10,739	11,021	11,054
3/31/2018	10,753	11,152	11,172
4/30/2018	10,703	10,982	10,993
5/31/2018	10,621	10,875	10,910
6/30/2018	10,579	10,850	10,861
7/31/2018	10,685	10,837	10,843
8/31/2018	10,668	10,839	10,854
9/30/2018	10,704	10,752	10,761
10/31/2018	10,562	10,621	10,640
11/30/2018	10,428	10,657	10,674
12/31/2018	10,378	10,871	10,890
1/31/2019	10,640	11,025	11,055
2/28/2019	10,655	10,966	10,992
3/31/2019	10,760	11,108	11,129
4/30/2019	10,820	11,086	11,096
5/31/2019	10,813	11,234	11,247
6/30/2019	10,958	11,484	11,496
7/31/2019	10,998	11,453	11,464
8/31/2019	11,089	11,697	11,697
9/30/2019	11,055	11,577	11,578
10/31/2019	11,122	11,659	11,655
11/30/2019	11,063	11,568	11,567
12/31/2019	11,113	11,619	11,634
1/31/2020	11,192	11,785	11,783
2/29/2020	11,224	11,868	11,862
3/31/2020	10,901	11,657	11,596
4/30/2020	11,070	11,854	11,824
5/31/2020	11,242	11,930	11,876
6/30/2020	11,338	12,038	11,981
7/31/2020	11,602	12,451	12,363
8/31/2020	11,605	12,411	12,345
9/30/2020	11,512	12,361	12,300
10/31/2020	11,467	12,344	12,312
11/30/2020	11,790	12,564	12,536
12/31/2020	11,870	12,719	12,704
1/31/2021	11,825	12,592	12,592
2/28/2021	11,721	12,357	12,376
3/31/2021	11,664	12,122	12,138
4/30/2021	11,802	12,268	12,291
5/31/2021	11,895	12,363	12,406
6/30/2021	11,860	12,273	12,297
7/31/2021	11,906	12,437	12,461
8/31/2021	11,895	12,379	12,409
9/30/2021	11,779	12,150	12,188
10/31/2021	11,722	12,112	12,159
11/30/2021	11,560	12,066	12,123
12/31/2021	11,646	12,030	12,106
1/31/2022	11,458	11,760	11,858
2/28/2022	11,351	11,592	11,717
3/31/2022	11,233	11,241	11,360
4/30/2022	10,961	10,606	10,738
5/31/2022	10,997	10,637	10,767
6/30/2022	10,737	10,305	10,422
7/31/2022	10,867	10,526	10,643
8/31/2022	10,749	10,095	10,223
9/30/2022	10,430	9,566	9,698
10/31/2022	10,430	9,521	9,631
11/30/2022	10,654	9,977	10,085
12/31/2022	10,652	9,969	10,139
1/31/2023	10,901	10,304	10,472
2/28/2023	10,723	9,975	10,124
3/31/2023	10,925	10,300	10,444
4/30/2023	10,996	10,373	10,490
5/31/2023	10,901	10,166	10,285
6/30/2023	11,056	10,190	10,284
7/31/2023	11,151	10,241	10,355
8/31/2023	10,997	10,118	10,214
9/30/2023	10,783	9,800	9,915
10/31/2023	10,652	9,683	9,797
11/30/2023	11,032	10,183	10,291
12/31/2023	11,391	10,611	10,719
1/31/2024	11,342	10,485	10,571
2/29/2024	11,305	10,342	10,438
3/31/2024	11,403	10,414	10,495
4/30/2024	11,206	10,150	10,231
5/31/2024	11,379	10,295	10,365
6/30/2024	11,268	10,309	10,379
7/31/2024	11,379	10,592	10,666
8/31/2024	11,477	10,821	10,918
9/30/2024	11,625	10,997	11,104
10/31/2024	11,403	10,649	10,732
11/30/2024	11,403	10,684	10,769
12/31/2024	11,306	10,454	10,538
1/31/2025	11,395	10,507	10,598
2/28/2025	11,510	10,672	10,749
3/31/2025	11,574	10,747	10,815
4/30/2025	11,739	11,054	11,133
5/31/2025	11,816	11,001	11,094
6/30/2025	12,070	11,227	11,304
7/31/2025	12,007	11,071	11,135
8/31/2025	12,198	11,235	11,297
9/30/2025	12,325	11,325	11,371
10/31/2025	12,325	11,311	11,342
11/30/2025	12,401	11,352	11,369

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Bond	8.75%	1.02%	2.18%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%
FTSE World BIG Bond Index	6.25%	-2.01%	1.28%

Key Fund Statistics

Total Net Assets	$60,147,128
# of Portfolio Holdings	42
Advisory Fees Paid	$199,042
Portfolio Turnover Rate	37%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-bond  for more recent performance information.

SEBFX

| SUSTAINABLE BOND

Saturna Sustainable Bond Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

AXA (5.125% due 01/17/2047)	4.6%
State Street (Quarterly SOFR +0.2616%) (5.299% due 06/15/2047)	4.4%
Koninklijke KPN (8.375% due 10/1/2030)	4.4%
Munich RE (1.000% due 05/26/2042)	4.3%
Asian Development Bank (6.000% due 02/5/2026)	4.3%
African Development Bank (5.750% due 08/7/2050)	4.2%
Nokia OYJ (4.375% due 08/21/2031)	4.1%
European Investment Bank (4.500% due 02/16/2028)	3.9%
Telecom Italia SPA (1.625% due 01/18/2029)	3.9%
FS Luxembourg SARL (8.875% due 02/12/2031)	3.4%

Geographic Weightings

% of Total Net Assets

United States	14.1%
United Arab Emirates	11.2%
Germany	7.8%
Luxembourg	7.3%
Netherlands	6.1%
Finland	5.6%
France	4.6%
Philippines	4.3%
Italy	4.3%
Cote D'ivoire	4.2%
Other Countries	15.2%
Other Assets (net of liabilities)	15.3%

Sector Weightings

% of Total Net Assets

Financials	23.2%
Government	22.4%
Communications	8.7%
Utilities	5.9%
Technology	4.1%
Industrials	4.1%
Consumer Discretionary	3.7%
Energy	3.4%
Consumer Staples	3.1%
Real Estate	2.2%
Other Sectors	3.9%
Other Assets (net of liabilities)	15.3%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEEFX

| SUSTAINABLE EQUITY

Saturna Sustainable Equity Fund

Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Saturna Sustainable Equity Fund is capital appreciation. This Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-equity . You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$81	0.75%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2025, the Saturna Sustainable Equity Fund rose 15.79%, trailing the 18.51% of the Bloomberg World Large & Mid Cap Index. The Morningstar Global Large-Stock Growth category returned 11.50% for the period, putting the Fund in the 29th percentile for 1-year total returns.

US exceptionalism waned as international equities outperformed, reducing the valuation premium of domestic stocks relative to their foreign counterparts. This dynamic benefitted the portfolio, which is overweight international equities relative to the index. There are many reasons that investors might assign a higher valuation to US equities, among them a resilient domestic economy that is outpacing trend and much of the rest of the world. One of the reasons for a defiantly strong US economy is the rapid buildout of data centers and associated infrastructure required to train and run ever-larger artificial intelligence (AI) models. Last year, we added a few AI infrastructure companies to the portfolio, including Broadcom and ASML. Broadcom was our top contributor to the portfolio's return and ASML was the seventh-best contributor.

The greatest performance headwinds were a relative underweight to the Financials sector and stock-specific underperformance within Health Care. Financials were the fourth-best performing global sector, as the economy again avoided recession while a rotation into international value stock stocks benefitted banks. Novo Nordisk was our single greatest detractor over the past year, accounting for the poor Health Care result. Our analysis determined one of their chief competitors Eli Lilly, also owned in the portfolio, possesses a superior drug pipeline at this time. Thus, we chose to exit our Novo Nordisk position in early December. Our goal for the Fund remains to build a diversified portfolio of resilient companies whose future success requires as few predictions as possible.

How did the Fund perform over the past 10 years?

	Sustainable Equity Fund	S&P Global 1200 Index	Bloomberg World Large & Mid Cap Total Return Index
11/30/2015	10,000	10,000	10,000
12/31/2015	9,836	9,827	10,059
1/31/2016	9,270	9,262	10,167
2/29/2016	9,239	9,198	10,366
3/31/2016	9,640	9,843	10,640
4/30/2016	9,558	10,007	10,748
5/31/2016	9,610	10,053	10,625
6/30/2016	9,435	9,977	10,901
7/31/2016	9,846	10,404	10,985
8/31/2016	9,990	10,440	10,934
9/30/2016	10,051	10,483	10,984
10/31/2016	9,866	10,315	10,694
11/30/2016	9,692	10,451	10,289
12/31/2016	9,695	10,700	10,254
1/31/2017	9,892	10,974	10,341
2/28/2017	10,233	11,272	10,380
3/31/2017	10,470	11,428	10,392
4/30/2017	10,667	11,601	10,525
5/31/2017	10,936	11,855	10,700
6/30/2017	10,967	11,920	10,697
7/31/2017	11,173	12,238	10,880
8/31/2017	11,246	12,276	10,994
9/30/2017	11,380	12,542	10,904
10/31/2017	11,731	12,804	10,864
11/30/2017	11,824	13,059	10,982
12/31/2017	11,999	13,252	11,016
1/31/2018	12,614	13,981	11,133
2/28/2018	12,249	13,400	11,021
3/31/2018	12,135	13,130	11,152
4/30/2018	12,072	13,271	10,982
5/31/2018	12,270	13,322	10,875
6/30/2018	12,249	13,298	10,850
7/31/2018	12,603	13,732	10,837
8/31/2018	12,874	13,870	10,839
9/30/2018	12,822	13,973	10,752
10/31/2018	11,770	12,958	10,621
11/30/2018	11,989	13,127	10,657
12/31/2018	11,308	12,169	10,871
1/31/2019	12,065	13,099	11,025
2/28/2019	12,485	13,471	10,966
3/31/2019	12,779	13,663	11,108
4/30/2019	13,473	14,163	11,086
5/31/2019	12,759	13,347	11,234
6/30/2019	13,568	14,224	11,484
7/31/2019	13,652	14,259	11,453
8/31/2019	13,568	13,993	11,697
9/30/2019	13,662	14,327	11,577
10/31/2019	13,914	14,706	11,659
11/30/2019	14,272	15,091	11,568
12/31/2019	14,808	15,604	11,619
1/31/2020	14,724	15,468	11,785
2/29/2020	13,931	14,201	11,868
3/31/2020	12,632	12,371	11,657
4/30/2020	13,615	13,650	11,854
5/31/2020	14,502	14,263	11,930
6/30/2020	15,104	14,675	12,038
7/31/2020	16,245	15,367	12,451
8/31/2020	17,026	16,337	12,411
9/30/2020	16,794	15,791	12,361
10/31/2020	16,202	15,358	12,344
11/30/2020	17,660	17,263	12,564
12/31/2020	18,420	18,034	12,719
1/31/2021	18,166	17,894	12,592
2/28/2021	17,985	18,353	12,357
3/31/2021	18,590	18,989	12,122
4/30/2021	19,151	19,850	12,268
5/31/2021	19,353	20,186	12,363
6/30/2021	19,448	20,418	12,273
7/31/2021	19,829	20,660	12,437
8/31/2021	20,328	21,168	12,379
9/30/2021	19,268	20,286	12,150
10/31/2021	20,052	21,397	12,112
11/30/2021	19,660	20,990	12,066
12/31/2021	20,500	21,920	12,030
1/31/2022	19,017	20,906	11,760
2/28/2022	18,143	20,349	11,592
3/31/2022	18,207	20,888	11,241
4/30/2022	17,055	19,235	10,606
5/31/2022	17,055	19,347	10,637
6/30/2022	15,732	17,691	10,305
7/31/2022	16,788	18,996	10,526
8/31/2022	15,636	18,203	10,095
9/30/2022	14,431	16,487	9,566
10/31/2022	15,252	17,608	9,521
11/30/2022	16,521	19,021	9,977
12/31/2022	16,114	18,231	9,969
1/31/2023	16,965	19,539	10,304
2/28/2023	16,545	18,985	9,975
3/31/2023	17,255	19,634	10,300
4/30/2023	17,621	19,972	10,373
5/31/2023	17,040	19,802	10,166
6/30/2023	17,847	20,981	10,190
7/31/2023	18,084	21,658	10,241
8/31/2023	17,654	21,129	10,118
9/30/2023	16,900	20,213	9,800
10/31/2023	16,653	19,671	9,683
11/30/2023	18,203	21,471	10,183
12/31/2023	19,146	22,495	10,611
1/31/2024	19,494	22,702	10,485
2/29/2024	20,342	23,709	10,342
3/31/2024	20,483	24,536	10,414
4/30/2024	19,701	23,668	10,150
5/31/2024	20,636	24,751	10,295
6/30/2024	20,962	25,305	10,309
7/31/2024	21,255	25,732	10,592
8/31/2024	21,930	26,378	10,821
9/30/2024	21,908	26,912	10,997
10/31/2024	21,234	26,391	10,649
11/30/2024	21,625	27,404	10,684
12/31/2024	20,986	26,761	10,454
1/31/2025	21,511	27,645	10,507
2/28/2025	21,347	27,564	10,672
3/31/2025	20,211	26,436	10,747
4/30/2025	20,877	26,608	11,054
5/31/2025	21,992	28,196	11,001
6/30/2025	22,825	29,457	11,227
7/31/2025	22,639	29,831	11,071
8/31/2025	23,319	30,623	11,235
9/30/2025	24,470	31,749	11,325
10/31/2025	25,073	32,464	11,311
11/30/2025	25,040	32,548	11,352

November 30, 2015 through November 30, 2025 with initial investment of $10,000.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Equity	15.79%	7.23%	9.61%
Bloomberg World Large & Mid Cap Total Return Index	18.51%	12.15%	11.82%
S&P Global 1200 Index	18.77%	13.52%	12.53%

Key Fund Statistics

Total Net Assets	$25,663,665
# of Portfolio Holdings	41
Advisory Fees Paid	$100,931
Portfolio Turnover Rate	12%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-equity  for more recent performance information.

SEEFX

| SUSTAINABLE EQUITY

Saturna Sustainable Equity Fund

Annual Shareholder Report - November 30, 2025

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Nvidia	6.9%
Taiwan Semiconductor ADR	6.0%
Broadcom	3.9%
Eli Lilly	3.8%
Alphabet, Class A	3.7%
Schneider Electric ADR	3.6%
Assa Abloy ADR	3.3%
Apple	3.3%
TJX Companies	2.9%
ASML Holding NY	2.9%

Geographic Weightings

% of Total Net Assets

United States	46.8%
France	8.6%
Japan	7.0%
United Kingdom	6.7%
Taiwan	6.0%
Netherlands	5.0%
Sweden	3.3%
Ireland	2.8%
Germany	2.7%
Switzerland	2.3%
Other Countries	5.4%
Other Assets (net of liabilities)	3.4%

Industry Weightings

% of Total Net Assets

Semiconductor Devices	10.8%
Semiconductor Manufacturing	8.9%
Large Pharma	7.5%
Electrical Power Equipment	5.9%
Electrical Components	5.0%
Infrastructure Software	4.8%
Personal Care Products	3.9%
Internet Media & Services	3.7%
Consumer Electronics	3.6%
Commercial & Residential Building Equipment & Systems	3.3%
Other Industries	39.2%
Other Assets (net of liabilities)	3.4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Saturna Investment  Trust determined, at their quarterly meeting of November 30, 2014, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ron Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending November 30, 2025, and 2024 the aggregate audit fees billed for professional services rendered by the principal accountant were $105,100 and $102,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending November 30, 2025, and 2024.
(c) Tax Fees
For the fiscal years ending November 30, 2025, and 2024, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $23,425 and $22,750 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending November 30, 2025, and 2024.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Saturna Investment Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended November 30, 2025, and 2024 were:
	Fiscal Year Ended
	November 2025	November 2024
All other fees:	$23,425	$22,750

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended November 30, 2025, and 2024 were:
Fiscal Year Ended
	November 2025	November 2024
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 7.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SATURNA CAPITAL

Saturna Funds

Short-Term Bond	STBFX	
Bond Income	SBIFX	
Core	SCORX	
Global High Income	SGHIX	
Growth	SSGFX	Investor Shares
	SGZFX	Z Shares
International	SSIFX	Investor Shares
	SIFZX	Z Shares

Annual Financial Statements and Additional Information

November 30, 2025

Table of Contents:

Saturna Short-Term Bond Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Saturna Bond Income Fund 9
Schedule of Investments 9
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Saturna Core Fund 15
Schedule of Investments 15
Statement of Assets and Liabilities and Statement of Operations 20
Statements of Changes in Net Assets 21
Financial Highlights 22
Saturna Global High Income Fund 23
Schedule of Investments 23
Statement of Assets and Liabilities and Statement of Operations 25
Statements of Changes in Net Assets 26
Financial Highlights 27
Saturna Growth Fund 28
Schedule of Investments 28
Statement of Assets and Liabilities and Statement of Operations 30
Statements of Changes in Net Assets 31
Financial Highlights 32
Saturna International Fund 33
Schedule of Investments 33
Statement of Assets and Liabilities and Statement of Operations 35
Statements of Changes in Net Assets 36
Financial Highlights 37
Notes To Financial Statements 38
Note 1 - Organization 38
Note 2 - Significant Accounting Policies 39
Note 3 - Transactions with Affiliated Persons 42
Note 4 - Payment from Affiliate 43
Note 5 - Distributions to Shareowners 43
Note 6 - Federal Income Taxes 44
Note 7 - Investments 45

Table of Contents:

Note 8 - Custodian 45
Note 9 - Subsequent Events 45
Report of Independent Registered Public Accounting Firm 46
Form N-CSR Items 8-11 47
Renewal of Investment Advisory Contract 48
Summary Information 50

Schedule of Investments
As of November 30, 2025
Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
4
November 30, 2025
Annual
Continued on next page.
Government Bonds - 55 .5 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Farm Credit Bank 4.930% due 02/25/2030 $ 200,000 $ 200,078 1.4%
Federal Home Loan Bank 4.000% due 09/17/2029 250,000 248,854 1.7%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 251,229 1.7%
700,161 4.8%
Government
United States Treasury Bond 5.250% due 02/15/2029 300,000 316,324 2.2%
United States Treasury Bond 3.625% due 03/31/2028 600,000 601,805 4.2%
United States Treasury Bond 6.250% due 05/15/2030 500,000 554,590 3.8%
United States Treasury Bond 5.500% due 08/15/2028 300,000 315,726 2.2%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,034,387 7.2%
United States Treasury Note 2.375% due 05/15/2027 650,000 639,209 4.4%
United States Treasury Note 2.250% due 08/15/2027 750,000 734,121 5.1%
United States Treasury Note 2.625% due 12/31/2025 750,000 749,184 5.2%
US Treasury Bond 4.875% due 05/31/2026 400,000 402,100 2.8%
US Treasury Bond 4.500% due 05/31/2029 350,000 361,088 2.5%
5,708,534 39.6%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 3.875% due 04/15/2029 592,675 642,524 4.5%
US Government Agency
Fannie Mae 4.625% due 03/02/2029 300,000 300,502 2.1%
Freddie Mac 4.500% due 09/05/2028 350,000 350,439 2.4%
Freddie Mac 4.750% due 12/18/2029 300,000 301,197 2.1%
952,138 6.6%
Total Government Bonds (Cost $7,953,509) $ 8,003,357 55.5%
Corporate Bonds - 27 .5 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 550,000 645,767 4.5%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 348,162 2.4%
Verizon Communication 4.016% due 12/03/2029 100,000 99,260 0.7%
1,093,189 7.6%
Consumer Discretionary
O'Reilly Automotive 3.600% due 09/01/2027 150,000 148,928 1.0%
Consumer Staples
Kroger 7.700% due 06/01/2029 100,000 111,147 0.8%
Procter & Gamble 2.800% due 03/25/2027 300,000 296,572 2.0%
407,719 2.8%
Financials
Bank of America 3.500% due 04/19/2026 400,000 399,129 2.8%
JPMorgan Chase 3.300% due 04/01/2026 350,000 349,113 2.4%
PayPal Holdings 2.650% due 10/01/2026 300,000 296,858 2.1%
Visa 3.150% due 12/14/2025 350,000 349,823 2.4%
1,394,923 9.7%
Health Care
Johnson & Johnson 2.450% due 03/01/2026 50,000 49,818 0.3%

Schedule of Investments
As of November 30, 2025
Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
5
Corporate Bonds - 27.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Industrials
United Rentals of North America 5.250% due 01/15/2030 $ 350,000 $ 354,652 2.5%
Technology
Microsoft 3.300% due 02/06/2027 100,000 99,646 0.7%
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 100,047 0.7%
Qualcomm 3.250% due 05/20/2027 100,000 99,268 0.7%
298,961 2.1%
Utilities
United Utilities 6.875% due 08/15/2028 200,000 213,826 1.5%
Total Corporate Bonds (Cost $3,931,624) $ 3,962,016 27.5%
Municipals Bonds - 2 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Municipal Bonds
San Diego Unified School District 3.965% due 07/01/2029 300,000 302,357 2.1%
Total Municipals Bonds (Cost $294,836) $ 302,357 2.1%
Total investments (Cost $12,179,969) $ 12,267,730 85.1%
Other assets (net of liabilities) 2,146,597 14.9%
Total net assets $ 14,414,327 100.0%

Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $12,179,969) $ 12,267,730
Cash 2,021,948
Interest receivable 141,772
Prepaid expenses 3,206
Receivable for Fund shares sold 51
Total assets 14,434,707
Liabilities
Accrued audit expenses 9,942
Accrued retirement plan custody fee 4,077
Distributions payable 3,028
Accrued advisory fees 1,840
Accrued trustee expenses 490
Accrued Chief Compliance Officer expenses 283
Accrued legal expenses 18
Accrued other operating expenses 702
Total liabilities 20,380
Net assets $14,414,327
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $14,468,372
Total distributable earnings (54,045)
Net assets applicable to Fund shares outstanding $14,414,327
Fund shares outstanding 2,870,380
Net asset value, offering, and redemption price per
share $5.02
Year ended November 30, 2025
Investment income
Interest income $ 515,823
Total investment income 515,823
Expenses
Investment advisory fees 68,307
Filing and registration fees 19,382
Audit fees 10,141
Trustee fees 7,520
Legal fees 5,371
Retirement plan custodial fees 5,267
Chief Compliance Officer expenses 3,361
Custodian fees 554
Other operating expenses 2,930
Total gross expenses 122,833
Less adviser fees waived (40,310)
Less custodian fee credits (554)
Net expenses 81,969
Net investment income $433,854
Net realized loss from investments $(1,265)
Net increase in unrealized appreciation on investments 191,733
Net gain on investments 190,468
Net increase in net assets resulting from operations $624,322

Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
7
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $433,854 $307,275
Net realized loss on investments (1,265) –
Net increase in unrealized appreciation on investments 191,733 208,805
Net increase in net assets 624,322 516,080
Distributions to shareowners from
Net dividend and distribution to shareholders (433,843) (307,217)
Capital share transactions
Proceeds from the sale of shares 2,083,386 2,234,822
Value of shares issued in reinvestment of dividends and distributions 423,494 305,973
Cost of shares redeemed (827,587) (1,038,586)
Total capital shares transactions 1,679,293 1,502,209
Total increase in net assets 1,869,772 1,711,072
Net assets
Beginning of year 12,544,555 10,833,483
End of year $14,414,327 $12,544,555
Shares of the Fund sold and redeemed
Saturna Short-Term Bond (STBFX)
Number of shares sold 418,723 452,695
Number of shares issued in reinvestment of dividends and distributions 84,904 62,250
Number of shares redeemed (166,118) (211,925)
Net increase in number of shares outstanding 337,509 303,020
– –

Saturna Short-Term Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
8
November 30, 2025
Annual
tin
Saturna Short-Term Bond (STBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $4.95 $4.86 $4.80 $5.07 $5.17
Income from investment operations
Net investment income 0.16 0.14 0.09 0.06 0.06
Net gains (losses) on securities (both realized and unrealized) 0.07 0.09 0.07 (0.27) (0.10)
Total from investment operations 0.23 0.23 0.16 (0.21) (0.04)
Less distributions
Dividends (from net investment income) (0.16) (0.14) (0.10) (0.06) (0.06)
Total distributions (0.16) (0.14) (0.10) (0.06) (0.06)
Net asset value at end of year $5.02 $4.95 $4.86 $4.80 $5.07
Total Return 4.67% 4.71% 3.28% (4.15)% (0.88)%
Ratios / supplemental data
Net assets ($000), end of year $14,414 $12,545 $10,833 $12,309 $11,920
Ratio of expenses to average net assets
Before custodian fee credits 0.90% 0.86% 0.90% 0.88% 0.66%
After advisory fees waiver 0.60% 0.60% 0.60% 0.60% 0.59%
After advisory fees waiver and custodian fee credits 0.60% 0.60% 0.60% 0.60% 0.59%
Ratio of net investment income after custodian fee credits and advisory fees waiver  to average net assets 3.18% 2.78% 1.95% 1.23% 1.07%
Portfolio turnover rate 27% 23% 24% 41% 29%

Schedule of Investments
As of November 30, 2025
Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
9
Continued on next page.
Corporate Bonds - 52.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 218,427 1.8%
Koninklijke KPN 8.375% due 10/01/2030 200,000 234,824 1.9%
453,251 3.7%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 327,914 2.7%
Lowe's 5.800% due 10/15/2036 250,000 270,145 2.2%
598,059 4.9%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 101,770 0.8%
Procter & Gamble 5.500% due 02/01/2034 200,000 215,411 1.8%
Unilever Capital 5.900% due 11/15/2032 200,000 219,438 1.8%
536,619 4.4%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 107,923 0.9%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 245,767 2.0%
Statoil 7.150% due 01/15/2029 224,000 244,399 2.0%
598,089 4.9%
Financials
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 243,303 2.0%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 88,618 0.7%
State Street (Quarterly SOFR +0.2616%)
1
5.299% due 06/15/2047 150,000 132,489 1.1%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 204,562 1.6%
668,972 5.4%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 253,604 2.1%
Johnson & Johnson 4.950% due 05/15/2033 226,000 240,102 1.9%
Johnson & Johnson 5.850% due 07/15/2038 50,000 55,701 0.4%
Medtronic 4.375% due 03/15/2035 260,000 257,593 2.1%
Merck 6.500% due 12/01/2033 215,000 245,351 2.0%
1,052,351 8.5%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 307,013 2.5%
Deere 8.100% due 05/15/2030 95,000 110,609 0.9%
United Technologies 6.050% due 06/01/2036 250,000 274,926 2.2%
692,548 5.6%
Information Technology
NXP BV/NXP FDG/NXP USA 3.250% due 05/11/2041 300,000 229,333 1.9%
Materials
Praxair 3.550% due 11/07/2042 350,000 284,339 2.3%
Technology
Apple 4.500% due 02/23/2036 350,000 357,684 2.9%
Microsoft 5.300% due 02/08/2041 50,000 53,418 0.4%
Microsoft 4.200% due 11/03/2035 350,000 354,289 2.9%
765,391 6.2%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 170,076 1.4%
Florida Power & Light 5.950% due 10/01/2033 100,000 110,019 0.9%

Schedule of Investments
As of November 30, 2025
Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2025
Annual
Continued on next page.
Corporate Bonds - 52.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 264,674 2.1%
544,769 4.4%
Total Corporate Bonds (Cost $6,939,057) $6,423,721 52.2%
Government Bonds - 26.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 249,580 2.0%
Government
United States Treasury Bond 5.375% due 02/15/2031 400,000 432,813 3.5%
United States Treasury Bond 6.250% due 05/15/2030 75,000 83,188 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 766,030 6.2%
United States Treasury Bond 3.125% due 11/15/2041 145,000 122,168 1.0%
United States Treasury Bond 3.375% due 11/15/2048 560,000 454,519 3.7%
United States Treasury Note 2.875% due 05/15/2052 400,000 288,281 2.4%
US Treasury Strips –% due 02/15/2045 1,550,000 606,752 4.9%
2,753,751 22.4%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 264,556 244,147 2.0%
Total Government Bonds (Cost $3,776,790) $3,247,478 26.4%
Municipals Bonds - 14.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 252,725 2.0%
General Obligation
New York NY 5.846% due 06/01/2040 200,000 211,340 1.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 200,000 201,722 1.6%
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 304,495 2.5%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 300,000 304,421 2.5%
810,638 6.6%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 305,594 2.5%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 242,929 2.0%
548,523 4.5%
Total Municipals Bonds (Cost $1,813,710) $1,823,226 14.8%
Mortgage Backed - 1.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 214,116 215,225 1.8%
Total Mortgage Backed (Cost $210,953) $215,225 1.8%
Total investments (Cost $12,740,510) $11,709,650 95.2%
Other assets (net of liabilities) 592,049 4.8%
Total net assets $12,301,699 100.0%

Schedule of Investments
As of November 30, 2025
Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
11
1
Variable rate security. The interest rate represents the rate in effect at November 30, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
SOFR: Secured Overnight Financing Rate
MTN Medium Term Note

Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $12,740,510) $ 11,709,650
Cash 479,059
Interest receivable 127,940
Prepaid expenses 3,161
Receivable for Fund shares sold 133
Total assets 12,319,943
Liabilities
Accrued audit expenses 9,450
Accrued retirement plan custody fee 3,829
Accrued advisory fees 1,585
Distributions payable 1,330
Accrued trustee expenses 653
Payable for Fund shares redeemed 545
Accrued Chief Compliance Officer expenses 355
Accrued legal expenses 7
Accrued other operating expenses 490
Total liabilities 18,244
Net assets $12,301,699
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $13,423,906
Total distributable earnings (1,122,207)
Net assets applicable to Fund shares outstanding $12,301,699
Fund shares outstanding 2,732,698
Net asset value, offering, and redemption price per
share $4.50
Year ended November 30, 2025
Investment income
Interest income $ 495,802
Total investment income 495,802
Expenses
Investment advisory fees 58,238
Filing and registration fees 16,379
Audit fees 10,146
Trustee fees 6,809
Retirement plan custodial fees 5,241
Legal fees 4,836
Chief Compliance Officer expenses 3,068
Custodian fees 486
Other operating expenses 2,911
Total gross expenses 108,114
Less adviser fees waived (31,919)
Less custodian fee credits (486)
Net expenses 75,709
Net investment income $420,093
Net realized loss from investments $(87,007)
Net decrease in unrealized depreciation on
investments 272,040
Net gain on investments 185,033
Net Increase from Payment by Affiliate-Note-4 12,749
Net increase in net assets resulting from operations $617,875

Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
13
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $420,093 $319,957
Net realized loss on investments (87,007) (765)
Net increase in unrealized appreciation on investments 272,040 335,170
Net increase from payment by affiliate-Note-4 12,749
Net increase in net assets 617,875 654,362
Distributions to shareowners from
Net dividend and distribution to shareholders (420,139) (319,948)
Capital share transactions
Proceeds from the sale of shares 1,415,047 1,234,078
Value of shares issued in reinvestment of dividends and distributions 402,854 301,911
Cost of shares redeemed (818,527) (839,611)
Total capital shares transactions 999,374 696,378
Total increase in net assets 1,197,110 1,030,792
Net assets
Beginning of year 11,104,589 10,073,797
End of year $12,301,699 $11,104,589
Shares of the Fund sold and redeemed
Saturna Bond Income (SBIFX)
Number of shares sold 320,851 276,721
Number of shares issued in reinvestment of dividends and distributions 91,506 68,821
Number of shares redeemed (186,338) (193,742)
Net increase in number of shares outstanding 226,019 151,800
– –

Saturna Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
November 30, 2025
Annual
tin
Saturna Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $4.43 $4.28 $4.37 $5.40 $5.65
Income from investment operations
Net investment income 0.16 0.13 0.13 0.12 0.13
Net gains (losses) on securities (both realized and unrealized) 0.07 0.15 (0.09) (1.03) (0.25)
Net increase from payment by affiliate-Note-4 0.00
A
- - - -
Total from investment operations 0.23 0.28 0.04 (0.91) (0.12)
Less distributions
Dividends (from net investment income) (0.16) (0.13) (0.13) (0.12) (0.13)
Total distributions (0.16) (0.13) (0.13) (0.12) (0.13)
Net asset value at end of year $4.50 $4.43 $4.28 $4.37 $5.40
Total Return 5.30%
B
6.73% 0.86% (16.94)% (2.19)%
Ratios / supplemental data
Net assets ($000), end of year $12,302 $11,105 $10,074 $9,814 $12,533
Ratio of expenses to average net assets
Before custodian fee credits 0.93% 0.85% 0.96% 1.03% 0.58%
After advisory fees waiver 0.65% 0.65% 0.65% 0.65% 0.53%
After advisory fee waive and custodian fee credits 0.65% 0.65% 0.65% 0.65% 0.53%
Ratio of net investment income after advisory fee waiver and custodian fee credits  to average net assets 3.61% 3.08% 2.91% 2.58% 2.31%
Portfolio turnover rate 9% 4% 0% 0% 3%
A
Less than a $0.01 per share
B
The total return for the class was not impacted by the reimbursement to the fund for fund losses relating to the restricted security that was purchased and sold in the fund. See Note-4.

Schedule of Investments
As of November 30, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
15
Continued on next page.
Common Stock - 62.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,150 $ 295,342 $ 1,008,567 United States 3.2%
Meta Platforms Inc, Class A 575 335,972 372,571 United States 1.2%
631,314 1,381,138 4.4%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 135,065 134,242 France 0.4%
Automotive Retailers
AutoZone
2
90 279,342 355,890 United States 1.1%
O'Reilly Automotive
2
2,400 135,486 244,080 United States 0.8%
414,828 599,970 1.9%
Automotive Wholesalers
Copart
2
3,000 134,022 116,940 United States 0.4%
Home Products Stores
Lowe's 1,100 75,376 266,728 United States 0.9%
Specialty Apparel Stores
Ross Stores 1,390 108,387 245,140 United States 0.8%
TJX Companies 2,700 139,837 410,184 United States 1.3%
248,224 655,324 2.1%
1,007,515 1,773,204 5.7%
Consumer Staples
Household Products
Procter & Gamble 1,450 138,927 214,832 United States 0.7%
Mass Merchants
Dollarama Inc 900 117,480 128,774 Canada 0.4%
Packaged Food
Danone ADR 25,000 305,091 446,750 France 1.4%
Nestle ADR 1,000 73,990 99,580 Switzerland 0.3%
379,081 546,330 1.7%
Personal Care Products
Unilever ADR 4,500 275,582 272,655 United Kingdom 0.9%
911,070 1,162,591 3.7%
Energy
Exploration & Production
ConocoPhillips 800 31,822 70,952 United States 0.2%
Refining & Marketing
Phillips 66 1,100 73,403 150,656 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
4,150 351,785 119,728 United States 0.4%
457,010 341,336 1.1%
Financials
Consumer Finance
Visa 900 138,795 300,996 United States 1.0%
Diversified Banks
Banco Santander SA 20,000 171,481 214,600 Spain 0.7%
JPMorgan Chase & Co. 1,200 287,997 375,696 United States 1.2%
459,478 590,296 1.9%
Institutional Brokerage
Virtu Financial 7,500 124,950 268,200 United States 0.8%

Schedule of Investments
As of November 30, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
16
November 30, 2025
Annual
Continued on next page.
Common Stock - 62.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
Measurement Instruments
Hexagon AB- B shares 6,000 $ 71,133 $ 70,420 Sweden 0.2%
Other Financial Services
Mastercard, Class A 400 112,624 220,212 United States 0.7%
P&C Insurance
Chubb 810 102,989 239,906 Switzerland 0.8%
1,009,969 1,690,030 5.4%
Health Care
Large Pharma
AbbVie 1,350 310,920 307,395 United States 1.0%
AstraZeneca ADR 4,000 245,744 370,880 United Kingdom 1.2%
GlaxoSmithKline ADR 6,300 244,614 301,518 United Kingdom 1.0%
Novo Nordisk ADR 6,250 267,496 308,437 Denmark 1.0%
1,068,774 1,288,230 4.2%
Medical Devices
Boston Scientific
2
3,000 215,122 304,740 United States 1.0%
Specialty & Generic Pharma
Sandoz Group AG-ADR
2
1,000 67,076 70,940 Switzerland 0.2%
1,350,972 1,663,910 5.4%
Industrials
Building Construction
EMCOR Group Inc. 700 255,510 430,549 United States 1.4%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,450 64,273 168,649 United States 0.6%
NIBE Industrier AB, Class B 25,000 156,838 92,634 Sweden 0.3%
Trane 400 131,521 168,592 Ireland 0.5%
352,632 429,875 1.4%
Defense
Rheinmetall AG 75 149,793 128,301 Germany 0.4%
Electrical Components
Prysmian S.P.A 4,000 249,724 401,515 Italy 1.3%
Electrical Power Equipment
Eaton 1,655 246,959 572,448 Ireland 1.8%
Fuji Electric Co. Ltd. 5,500 271,891 384,343 Japan 1.2%
518,850 956,791 3.0%
Engineering Services
Aecom 2,750 348,445 283,608 United States 0.9%
Flow Control Equipment
Parker Hannifin 170 25,342 146,489 United States 0.5%
Industrial Wholesale & Rental
Fastenal 3,490 40,514 140,996 United States 0.4%
Waste Management
Republic Services 950 116,161 206,207 United States 0.7%
2,056,971 3,124,331 10.0%
Materials
Agricultural Chemicals
Corteva 6,750 369,591 455,423 United States 1.4%

Schedule of Investments
As of November 30, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
17
Continued on next page.
Common Stock - 62.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Base Metals
Antofagasta 8,000 $ 199,537 $ 292,802 United Kingdom 0.9%
Basic & Diversified Chemicals
Linde 560 75,239 229,779 United Kingdom 0.7%
Cement & Aggregates
CRH PLC 2,250 239,559 269,910 United States 0.9%
Iron
BHP Biliton ADR 2,750 159,117 150,508 Australia 0.5%
Precious Metals
Agnico-Eagle Mines 5,500 269,859 959,365 Canada 3.1%
1,312,902 2,357,787 7.5%
Technology
Application Software
SAP ADR 1,650 248,884 398,887 Germany 1.3%
Communications Equipment
Apple 2,250 123,699 627,413 United States 2.0%
Fujikura Ltd 1,000 45,567 115,843 Japan 0.4%
Motorola Solutions 900 224,418 332,712 United States 1.0%
393,684 1,075,968 3.4%
Infrastructure Software
Microsoft 1,750 500,059 861,017 United States 2.8%
Oracle 670 24,790 135,307 United States 0.4%
524,849 996,324 3.2%
Semiconductor Devices
Advanced Micro Devices
2
1,350 254,394 293,665 United States 1.0%
Broadcom 1,350 172,600 543,996 United States 1.7%
Micron Technology 445 16,785 105,234 United States 0.3%
Nvidia 3,750 371,923 663,750 United States 2.1%
815,702 1,606,645 5.1%
Semiconductor Manufacturing
ASML Holding NY 225 183,871 238,500 Netherlands 0.7%
Taiwan Semiconductor ADR 2,550 383,136 743,351 Taiwan 2.4%
567,007 981,851 3.1%
2,550,126 5,059,675 16.1%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 406,683 533,545 United States 1.7%
NextEra Energy 5,925 185,168 511,268 United States 1.6%
591,851 1,044,813 3.3%
Total Common Stock
$11,879,700
$19,598,815 62.6%
Corporate Bonds - 12.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 167,269 United States 0.5%
Comcast 5.650% due 06/15/2035 500,000 526,790 United States 1.7%
Expedia Group 5.000% due 02/15/2026 250,000 250,048 United States 0.8%
944,107 3.0%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 201,188 United States 0.6%

Schedule of Investments
As of November 30, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
18
November 30, 2025
Annual
Continued on next page.
Corporate Bonds - 12.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary (continued)
Stanford University 4.013% due 05/01/2042 $ 100,000 $ 86,179 United States 0.3%
287,367 0.9%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 235,705 United States 0.8%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 169,125 United States 0.5%
CSX Corp 4.650% due 03/01/2068 300,000 251,826 United States 0.8%
Fedex Corp 3.900% due 02/01/2035 250,000 231,954 United States 0.8%
Union Pacific 3.375% due 02/01/2035 250,000 227,425 United States 0.7%
880,330 2.8%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 352,673 United States 1.1%
Technology
Oracle 2.950% due 04/01/2030 500,000 465,084 United States 1.5%
Qualcomm 3.250% due 05/20/2027 220,000 218,390 United States 0.7%
683,474 2.2%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 512,194 United States 1.7%
Total Corporate Bonds (Cost $4,169,229) $3,895,850 12.5%
Government Bonds - 8.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 300,000 301,475 United States 0.9%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 143,170 United States 0.5%
United States Treasury Bond 3.625% due 02/15/2044 155,000 135,928 United States 0.4%
United States Treasury Bond 6.250% due 05/15/2030 700,000 776,426 United States 2.5%
United States Treasury Bond 3.375% due 11/15/2048 900,000 730,476 United States 2.3%
1,786,000 5.7%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 634,933 585,952 1.9%
Total Government Bonds (Cost $2,664,812) $2,673,427 8.5%
Municipals Bonds - 5.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 252,725 United States 0.8%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 300,000 302,583 United States 1.0%
Municipal Bonds
Maryland Community Development
Administration 6.362% due 09/01/2053 605,000 621,621 United States 2.0%

Schedule of Investments
As of November 30, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
19
Municipals Bonds - 5.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 400,000 $ 404,882 United States 1.3%
1,026,503 3.3%
Total Municipals Bonds (Cost $1,569,873) $1,581,811 5.1%
Total investments (Cost $20,283,614) $27,749,903 88.7%
Other assets (net of liabilities) 3,540,608 11.3%
Total net assets $31,290,511 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
SA: Special Assessment

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $20,283,614) $ 27,749,903
Cash 3,443,101
Interest receivable 93,884
Dividends receivable 24,428
Prepaid expenses 5,980
Receivable for Fund shares sold 5,819
Total assets 31,323,115
Liabilities
Accrued advisory fees 12,709
Accrued retirement plan custody fee 11,712
Accrued audit expenses 6,857
Accrued Chief Compliance Officer expenses 646
Payable for Fund shares redeemed 96
Accrued other operating expenses 584
Total liabilities 32,604
Net assets $31,290,511
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $23,180,395
Total distributable earnings 8,110,116
Net assets applicable to Fund shares outstanding $31,290,511
Fund shares outstanding 1,647,867
Net asset value, offering, and redemption price per
share $18.99
Year ended November 30, 2025
Investment income
Interest income $ 485,851
Dividend Income (Net of foreign tax of $12,103) 227,808
Total investment income 713,659
Expenses
Investment advisory fees 140,441
Filing and registration fees 20,808
Retirement plan custodial fees 19,699
Trustee fees 13,311
Legal fees 12,131
Audit fees 11,291
Chief Compliance Officer expenses 7,399
ReFlow fees 2,582
Custodian fees 1,373
Other operating expenses 6,477
Total gross expenses 235,512
Less custodian fee credits (1,373)
Net expenses 234,139
Net investment income $479,520
Net realized gain from investments and foreign
currency $1,157,568
A
Net Increase in unrealized appreciation on investments
and foreign currency 1,565,839
Net gain on investments 2,723,407
Net increase in net assets resulting from operations $3,202,927
A
Includes $980,635 in net realized gains from redemptions in-kind

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
21
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $479,520 $479,181
Net realized gain on investments and foreign currency 1,157,568 1,068,421
Net increase in unrealized appreciation on investments and foreign currency 1,565,839 2,278,060
Net increase in net assets 3,202,927 3,825,662
Distributions to shareowners from
Net dividend and distribution to shareholders (707,388) (351,859)
Capital share transactions
Proceeds from the sale of shares 7,560,695 6,679,609
Value of shares issued in reinvestment of dividends and distributions 707,219 351,248
Cost of shares redeemed (6,267,074) (4,905,264)
Total capital shares transactions 2,000,840 2,125,593
Total increase in net assets 4,496,379 5,599,396
Net assets
Beginning of year 26,794,132 21,194,736
End of year $31,290,511 $26,794,132
Shares of the Fund sold and redeemed
Saturna Core (SCORX)
Number of shares sold 418,668 410,667
Number of shares issued in reinvestment of dividends and distributions 42,706 22,749
Number of shares redeemed (344,821) (295,026)
Net increase in number of shares outstanding 116,553 138,390
– –

Saturna Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
22
November 30, 2025
Annual
tin
Saturna Core (SCORX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $17.50 $15.22 $14.87 $16.20 $14.81
Income from investment operations
Net investment income 0.30 0.32 0.26 0.21 0.24
Net gains (losses) on securities (both realized and unrealized) 1.65 2.21 0.30 (1.03) 1.36
Total from investment operations 1.95 2.53 0.56 (0.82) 1.60
Less distributions
Dividends (from net investment income) (0.31) (0.25) (0.19) (0.25) (0.21)
Distributions (from capital gains) (0.15) – (0.02) (0.26) –
Total distributions (0.46) (0.25) (0.21) (0.51) (0.21)
Net asset value at end of year $18.99 $17.50 $15.22 $14.87 $16.20
Total Return 11.54% 16.84% 3.88% (5.32)% 10.95%
Ratios / supplemental data
Net assets ($000), end of year $31,291 $26,794 $21,195 $19,282 $18,932
Ratio of expenses to average net assets
Before custodian fee credits 0.84% 0.74% 0.86% 0.90% 0.57%
After  custodian fee credits 0.83% 0.74% 0.85% 0.90% 0.56%
Ratio of net investment income after custodian fee credits  to average net assets 1.71% 1.93% 1.72% 1.44% 1.52%
Portfolio turnover rate 16% 17% 13% 10% 14%

Schedule of Investments
As of November 30, 2025
Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
23
Continued on next page.
Common Stock - 35.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 270,393 $ 329,800 France 2.7%
SK Telecom ADR 11,000 265,273 222,090 South Korea 1.9%
Telenor ASA 20,000 265,603 289,219 Norway 2.4%
801,269 841,109 7.0%
Consumer Staples
Personal Care Products
Kimberly-Clark de Mexico, Class A 125,000 232,757 256,407 Mexico 2.1%
Financials
Banks
ANZ Group Holdings ADR 15,000 244,950 343,200 Australia 2.8%
Skandinaviska Enskilda Banken, Cl A 25,000 233,632 498,004 Sweden 4.2%
478,582 841,204 7.0%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 267,211 311,090 United Kingdom 2.6%
Novartis ADR 2,500 134,038 326,000 Switzerland 2.7%
401,249 637,090 5.3%
Materials
Base Metals
South32 ADR 19,000 134,773 201,780 Australia 1.7%
Southern Copper 3,000 170,656 404,340 Peru 3.4%
305,429 606,120 5.1%
Iron
BHP Biliton ADR 5,500 186,488 301,015 Australia 2.5%
491,917 907,135 7.6%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 384,700 United States 3.2%
Consumer Electronics
Nintendo 5,000 223,480 424,205 Japan 3.5%
403,372 808,905 6.7%
Total Common Stock
$2,809,146
$4,291,850 35.7%
Corporate Bonds - 21.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 221,389 United States 1.8%
Netflix 4.375% due 11/15/2026 250,000 251,218 United States 2.1%
472,607 3.9%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 228,410 United States 1.9%
MDC Holdings 3.850% due 01/15/2030 200,000 193,198 United States 1.6%
YUM! Brands 3.625% due 03/15/2031 295,000 279,660 United States 2.3%
701,268 5.8%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 182,804 Mexico 1.5%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 51,402 Brazil 0.4%

Schedule of Investments
As of November 30, 2025
Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
24
November 30, 2025
Annual
Corporate Bonds - 21.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Energy (continued)
Petrobras International Finance 6.750% due 01/27/2041 $ 80,000 $ 80,927 Brazil 0.7%
132,329 1.1%
Financials
Lincoln National(Quarterly SOFR +0.2616%)
2
6.186% due 04/20/2067 250,000 204,178 United States 1.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 198,073 United States 1.7%
CSX Corp 4.650% due 03/01/2068 250,000 209,855 United States 1.8%
Delta Air Lines 3.750% due 10/28/2029 250,000 244,471 United States 2.0%
Norfolk Southern 5.100% due 08/01/2118 275,000 243,945 United States 2.0%
896,344 7.5%
Total Corporate Bonds (Cost $2,842,246) $2,589,530 21.5%
Government Bonds - 6.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 100,000 100,491 United States 0.8%
Government
Colombia Republic 8.375% due 02/15/2027 125,000 129,150 Colombia 1.1%
Republic of Argentina 1.000% due 07/09/2029 9,276 8,070 Argentina 0.1%
Republic of Argentina 4.125% due 07/09/2046 242,500 166,792 Argentina 1.4%
United States Treasury Bond 6.250% due 05/15/2030 200,000 221,836 United States 1.8%
United States Treasury Bond 3.375% due 11/15/2048 250,000 202,910 United States 1.7%
728,758 6.1%
Total Government Bonds (Cost $871,503) $829,249 6.9%
Municipals Bonds - 4.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 252,152 United States 2.1%
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 50,000 United States 0.4%
Maryland Community Development
Administration 6.362% due 09/01/2053 140,000 143,846 United States 1.2%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 100,000 101,221 United States 0.8%
295,067 2.4%
Total Municipals Bonds (Cost $543,633) $547,219 4.5%
Total investments (Cost $7,066,528) $8,257,848 68.6%
Other assets (net of liabilities) 3,781,011 31.4%
Total net assets $12,038,859 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at November 30, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
SORF: Secured Overnight Financing Rate

Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
25
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $7,066,528) $ 8,257,848
Cash 3,704,092
Interest receivable 57,430
Dividends receivable 35,712
Prepaid expenses 1,438
Receivable for Fund shares sold 394
Total assets 12,056,914
Liabilities
Accrued audit expenses 10,524
Accrued retirement plan custody fee 3,528
Accrued advisory fees 2,573
Accrued trustee expenses 681
Accrued Chief Compliance Officer expenses 330
Accrued other operating expenses 419
Total liabilities 18,055
Net assets $12,038,859
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $10,398,137
Total distributable earnings 1,640,722
Net assets applicable to Fund shares outstanding $12,038,859
Fund shares outstanding 996,616
Net asset value, offering, and redemption price per
share $12.08
Year ended November 30, 2025
Investment income
Interest income $ 293,057
Dividend Income (Net of foreign tax of $14,898) 207,952
Miscellaneous income 1
Total investment income 501,010
Expenses
Investment advisory fees 54,782
Filing and registration fees 21,507
Audit fees 10,141
Trustee fees 6,563
Retirement plan custodial fees 5,102
Legal fees 4,332
Chief Compliance Officer expenses 2,775
Custodian fees 812
ReFlow fees 199
Other operating expenses 2,816
Total gross expenses 109,029
Less adviser fees waived (25,845)
Less custodian fee credits (812)
Net expenses 82,372
Net investment income $418,638
Net realized gain from investments and foreign
currency $45,688
Net Increase in unrealized appreciation on investments
and foreign currency 934,546
Net gain on investments 980,234
Net increase in net assets resulting from operations $1,398,872

Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $418,638 $362,225
Net realized gain (loss) on investments and foreign currency 45,688 (83,829)
Net increase in unrealized appreciation on investments and foreign currency 934,546 842,395
Net increase in net assets 1,398,872 1,120,791
Distributions to shareowners from
Net dividend and distribution to shareholders (278,842) (401,403)
Capital share transactions
Proceeds from the sale of shares 2,562,888 626,869
Value of shares issued in reinvestment of dividends and distributions 271,864 392,421
Cost of shares redeemed (1,459,455) (1,633,902)
Total capital shares transactions 1,375,297 (614,612)
Total increase in net assets 2,495,327 104,776
Net assets
Beginning of year 9,543,532 9,438,756
End of year $12,038,859 $9,543,532
Shares of the Fund sold and redeemed
Saturna Global High Income Fund (SGHIX)
Number of shares sold 228,084 59,340
Number of shares issued in reinvestment of dividends and distributions 26,549 38,472
Number of shares redeemed (125,695) (155,609)
Net increase (decrease) in number of shares outstanding 128,938 (57,797)
– –

Saturna Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
27
tin
Saturna Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $11.00 $10.20 $10.12 $10.77 $10.15
Income from investment operations
Net investment income 0.43 0.40 0.45 0.40 0.33
Net gains (losses) on securities (both realized and unrealized) 0.97 0.83 (0.03) (0.83) 0.65
Total from investment operations 1.40 1.23 0.42 (0.43) 0.98
Less distributions
Dividends (from net investment income) (0.32) (0.43) (0.34) (0.22) (0.36)
Total distributions (0.32) (0.43) (0.34) (0.22) (0.36)
Net asset value at end of year $12.08 $11.00 $10.20 $10.12 $10.77
Total Return 13.26% 12.42% 4.31% (4.16)% 9.87%
Ratios / supplemental data
Net assets ($000), end of year $12,039 $9,544 $9,439 $9,054 $9,150
Ratio of expenses to average net assets
Before custodian fee credits 0.99% 0.92% 0.96% 0.98% 0.78%
After advisory fees waiver 0.76% 0.76% 0.75% 0.75% 0.70%
After advisory fees waiver and custodian fee credits 0.75% 0.75% 0.74% 0.74% 0.69%
Ratio of net investment income after custodian fee credits and advisory fees waiver  to average net assets 3.82% 3.79% 4.45% 3.87% 3.11%
Portfolio turnover rate 15% 0% 8% 20% 27%

Schedule of Investments
As of November 30, 2025
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
28
November 30, 2025
Annual
Continued on next page.
Common Stock - 96.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 898,428 $ 10,143,303 11.7%
Meta Platforms Inc, Class A 3,200 1,630,348 2,073,440 2.4%
2,528,776 12,216,743 14.1%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
19,500 1,094,232 1,983,150 2.3%
Home Products Stores
Lowe's 2,030 44,655 492,234 0.6%
Online Marketplace
Amazon.com
1
26,275 161,852 6,127,856 7.1%
Specialty Apparel Stores
TJX Companies 19,000 824,767 2,886,480 3.3%
2,125,506 11,489,720 13.3%
Consumer Staples
Mass Merchants
Costco Wholesale 3,414 402,580 3,118,996 3.6%
Non-Alcoholic Beverages
Monster Beverage 32,200 1,489,661 2,414,678 2.8%
1,892,241 5,533,674 6.4%
Financials
Other Financial Services
Mastercard, Class A 3,791 345,686 2,087,059 2.4%
Health Care
Medical Devices
Boston Scientific
1
22,000 981,995 2,234,760 2.6%
Stryker 4,000 760,543 1,484,720 1.7%
1,742,538 3,719,480 4.3%
Industrials
Building Construction
EMCOR Group Inc. 650 487,762 399,795 0.5%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 18,210 828,746 2,118,005 2.4%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,141,985 1,572,938 1.8%
Infrastructure Construction
Quanta Services 5,000 1,347,130 2,324,400 2.7%
Waste Management
Republic Services 3,250 792,077 705,445 0.8%
4,597,700 7,120,583 8.2%
Information Technology
Electrical Components
Amphenol Corp- Cl A 13,400 1,774,493 1,888,060 2.2%
Materials
Agricultural Chemicals
Corteva 5,260 240,947 354,892 0.4%

Schedule of Investments
As of November 30, 2025
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
29
Common Stock - 96.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials (continued)
Cement & Aggregates
CRH PLC 7,000 $ 679,195 $ 839,720 1.0%
920,142 1,194,612 1.4%
Technology
Application Software
Adobe
1
4,305 22,642 1,378,160 1.6%
Communications Equipment
Apple 23,595 6,953 6,579,466 7.6%
Motorola Solutions 6,000 1,346,592 2,218,080 2.6%
1,353,545 8,797,546 10.2%
Infrastructure Software
Microsoft 18,170 838,685 8,939,822 10.3%
Oracle 17,150 883,856 3,463,442 4.0%
ServiceNow
1
1,900 1,225,009 1,543,579 1.8%
2,947,550 13,946,843 16.1%
Semiconductor Devices
Advanced Micro Devices
1
8,000 882,947 1,740,240 2.0%
Broadcom 12,750 1,200,407 5,137,740 5.9%
Monolithic Power Systems 1,100 521,986 1,020,987 1.2%
Nvidia 35,000 493,219 6,195,000 7.1%
3,098,559 14,093,967 16.2%
7,422,296 38,216,516 44.1%
Utilities
Integrated Electric Utilities
NextEra Energy 5,200 438,723 448,708 0.5%
Total investments $23,788,101 $83,915,155 96.9%
Other assets (net of liabilities) 2,674,100 3.1%
Total net assets $86,589,255 100.0%
1
Non-income producing

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $23,788,101) $ 83,915,155
Cash 2,710,662
Dividends receivable 30,146
Prepaid expenses 8,468
Interest receivable 6,094
Receivable for Fund shares sold 1,086
Total assets 86,671,611
Liabilities
Accrued advisory fees 35,318
Accrued audit expenses 28,271
Accrued retirement plan custody fee 10,600
Accrued Chief Compliance Officer expenses 1,853
Accrued 12b-1 distribution fees 998
Accrued other operating expenses 990
Accrued printing fees 4,326
Total liabilities 82,356
Net assets $86,589,255
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $25,154,527
Total distributable earnings 61,434,728
Net assets applicable to Fund shares outstanding $86,589,255
Net asset value per Investor Shares SSGFX
Net assets, at value $5,033,640
Shares outstanding 76,569
Net asset value, offering and redemption price per
share $65.74
Net asset value per Z Shares SGZFX
Net assets, at value $81,555,615
Shares outstanding 1,234,097
Net asset value, offering and redemption price per
share $66.09
Year ended November 30, 2025
Investment income
Dividend Income $ 449,591
Interest income 103,031
Miscellaneous income 112
Total investment income 552,734
Expenses
Investment advisory fees 389,871
Filing and registration fees 37,781
Trustee fees 34,138
Legal fees 32,752
Audit fees 31,315
Chief Compliance Officer expenses 20,535
Retirement plan custodial fees 14,011
1,025
Investor Shares –
1,050
Z Shares 14,011
12b-1 distribution fees 10,978
ReFlow fees 5,495
Custodian fees 3,141
Other operating expenses 15,379
Total gross expenses 595,396
Less custodian fee credits (3,141)
Net expenses 592,255
Net investment loss $(39,521)
Net realized gain from investments $3,530,334
A
Net Increase in unrealized appreciation on investments 10,207,091
Net gain on investments 13,737,425
Net increase in net assets resulting from operations $13,697,904
A
Includes $2,209,945 in net realized gains from redemptions in-kind

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
31
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income (loss) $(39,521) $20,824
Net realized gain on investments 3,530,334 4,521,347
Net increase in unrealized appreciation on investments 10,207,091 13,547,532
Net increase in net assets 13,697,904 18,089,703
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares (93,216) –
1,050
Net dividend and distribution to shareholders - Z Shares (1,533,929) (32,415)
Total distributions (1,627,145) (32,415)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 610,918 327,619
1,050
Z Shares 7,516,363 7,200,447
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares 91,643 –
1,050
Z Shares 1,490,186 31,513
Cost of shares redeemed
1,025
Investor Shares (696,709) (2,102,716)
1,050
Z Shares (10,191,231) (9,418,833)
Total capital shares transactions (1,178,830) (3,961,970)
Total increase in net assets 10,891,929 14,095,318
Net assets
Beginning of year 75,697,326 61,602,008
End of year $86,589,255 $75,697,326
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 9,688 6,533
Number of shares issued in reinvestment of dividends and distributions 1,652 –
Number of shares redeemed (11,816) (45,655)
Net decrease in number of shares outstanding (476) (39,122)
Z Shares (SGZFX)
Number of shares sold 130,610 144,526
Number of shares issued in reinvestment of dividends and distributions 26,773 695
Number of shares redeemed (175,839) (188,002)
Net decrease in number of shares outstanding (18,456) (42,781)
– –

Saturna Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
32
November 30, 2025
Annual
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $56.78 $43.60 $38.72 $51.39 $41.86
Income from investment operations
Net investment income
A
(0.16) (0.10) (0.09) (0.13) 0.09
Net gains (losses) on securities (both realized and unrealized) 10.34 13.28 5.89 (8.24) 9.70
Total from investment operations 10.18 13.18 5.80 (8.37) 9.79
Less distributions
Dividends (from net investment income) – – – (0.05) (0.03)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23)
Total distributions (1.22) – (0.92) (4.30) (0.26)
Net asset value at end of year $65.74 $56.78 $43.60 $38.72 $51.39
Total Return 18.32% 30.23% 15.47% (17.88)% 23.48%
Ratios / supplemental data
Net assets ($000), end of year $5,034 $4,374 $5,065 $4,921 $6,411
Ratio of expenses to average net assets
Before custodian fee credits 0.98% 0.96% 1.04% 1.21% 0.74%
After  custodian fee credits 0.98% 0.96% 1.04% 1.20% 0.74%
Ratio of net investment income after custodian fee credits  to average net assets (0.27)% (0.19)% (0.22)% (0.32)% 0.20%
Portfolio turnover rate 8% 6% 10% 23% 18%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $56.94 $43.65 $38.66 $51.30 $41.78
Income from investment operations
Net investment income
A
(0.02) 0.02 0.01 (0.03) 0.20
Net gains (losses) on securities (both realized and unrealized) 10.39 13.30 5.90 (8.22) 9.66
Total from investment operations 10.37 13.32 5.91 (8.25) 9.86
Less distributions
Dividends (from net investment income) – (0.03) – (0.14) (0.11)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23)
Total distributions (1.22) (0.03) (0.92) (4.39) (0.34)
Net asset value at end of year $66.09 $56.94 $43.65 $38.66 $51.30
Total Return 18.60% 30.52% 15.79% (17.69)% 23.76%
Ratios / supplemental data
Net assets ($000), end of year $81,556 $71,323 $56,537 $49,958 $62,277
Ratio of expenses to average net assets
Before custodian fee credits 0.75% 0.72% 0.80% 0.97% 0.51%
After  custodian fee credits 0.75% 0.72% 0.80% 0.97% 0.50%
Ratio of net investment income after custodian fee credits  to average net assets (0.04)% 0.04% 0.02% (0.08)% 0.43%
Portfolio turnover rate 8% 6% 10% 23% 18%
A
Calculated using average shares outstanding

Schedule of Investments
As of November 30, 2025
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
33
Continued on next page.
Common Stock - 97.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 510 $ 447,956 $ 1,244,791 France 1.5%
Consumer Staples
Packaged Food
Danone 15,000 948,276 1,341,139 France 1.7%
Financials
Measurement Instruments
Hexagon AB- B shares 129,200 1,606,183 1,516,376 Sweden 1.9%
Health Care
Health Care Supplies
Alcon 3,045 178,443 241,499 Switzerland 0.3%
Large Pharma
AstraZeneca ADR 9,000 542,004 834,480 United Kingdom 1.0%
Novo Nordisk ADR 7,700 47,185 379,995 Denmark 0.5%
Sandoz Group AG 22,000 909,243 1,556,473 Switzerland 1.9%
1,498,432 2,770,948 3.4%
Medical Devices
Smith & Nephew 99,076 1,496,753 1,647,879 United Kingdom 2.1%
3,173,628 4,660,326 5.8%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 44,700 1,060,023 1,701,815 Sweden 2.1%
Johnson Controls International 26,450 1,740,360 3,076,400 United States 3.8%
2,800,383 4,778,215 5.9%
Construction & Mining Machinery
Komatsu Ltd 83,700 2,916,123 2,752,223 Japan 3.4%
Electrical Power Equipment
Eaton 5,590 1,022,982 1,933,525 Ireland 2.4%
Fuji Electric Co. Ltd. 29,400 1,567,373 2,054,487 Japan 2.5%
Schneider Electric SE 8,615 1,651,092 2,318,746 France 2.9%
4,241,447 6,306,758 7.8%
Fabricated Metal & Hardware
Prysmian S.P.A 19,100 1,250,008 1,917,236 Italy 2.4%
Industrial Automation Controls
ABB Ltd 26,000 1,339,714 1,871,408 Switzerland 2.3%
Industrial Wholesale & Rental
Ferguson Enterprises 14,560 2,584,771 3,664,315 United States 4.5%
Professional Services
Wolters Kluwer 22,977 936,220 2,437,443 Netherlands 3.0%
16,068,666 23,727,598 29.3%
Materials
Base Metals
Altius Minerals Corp 31,000 862,786 878,013 Canada 1.1%
Basic & Diversified Chemicals
Air Products & Chemicals 4,500 1,248,543 1,174,725 United States 1.4%

Schedule of Investments
As of November 30, 2025
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
34
November 30, 2025
Annual
Common Stock - 97.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 3,875 $ 971,054 $ 1,589,990 United Kingdom 2.0%
2,219,597 2,764,715 3.4%
Cement & Aggregates
CRH PLC 15,000 1,510,326 1,799,400 United States 2.2%
Iron
Rio Tinto ADR 25,825 1,394,447 1,858,109 United Kingdom 2.3%
5,987,156 7,300,237 9.0%
Technology
Application Software
Dassault Systemes ADR 92,115 1,145,376 2,567,245 France 3.2%
NICE Systems ADR 17,945 1,077,747 1,903,426 Israel 2.4%
SAP ADR 15,205 2,666,777 3,675,809 Germany 4.5%
4,889,900 8,146,480 10.1%
Communications Equipment
Fujikura Ltd 56,100 2,422,220 6,498,802 Japan 8.0%
Infrastructure Software
Fortinet Inc.
2
18,220 1,788,385 1,478,188 United States 1.8%
IT Services
Fujitsu Limited 94,000 2,501,011 2,496,412 Japan 3.1%
Semiconductor Devices
Broadcom 20,379 3,238,459 8,211,922 United States 10.1%
Semiconductor Manufacturing
ASML Holding NY 5,225 182,226 5,538,500 Netherlands 6.8%
Taiwan Semiconductor ADR 23,320 2,419,020 6,798,013 Taiwan 8.4%
2,601,246 12,336,513 15.2%
17,441,221 39,168,317 48.3%
Total investments $45,673,086 $78,958,784 97.5%
Other assets (net of liabilities) 1,985,426 2.5%
Total net assets $80,944,210 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Saturna International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
35
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $45,673,086) $ 78,958,784
Cash 1,803,506
Dividends receivable 212,165
Receivable for Fund shares sold 27,062
Prepaid expenses 8,804
Interest receivable 6,707
Total assets 81,017,028
Liabilities
Accrued advisory fees 33,001
Accrued audit expenses 18,129
Accrued 12b-1 distribution fees 9,422
Accrued retirement plan custody fee 7,673
Accrued Chief Compliance Officer expenses 2,089
Accrued legal expenses 7
Accrued other operating expenses 2,497
Total liabilities 72,818
Net assets $80,944,210
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $36,646,834
Total distributable earnings 44,297,376
Net assets applicable to Fund shares outstanding $80,944,210
Net asset value per Investor Shares SSIFX
Net assets, at value $46,267,008
Shares outstanding 1,701,974
Net asset value, offering and redemption price per
share $27.18
Net asset value per Z Shares SIFZX
Net assets, at value $34,677,202
Shares outstanding 1,267,254
Net asset value, offering and redemption price per
share $27.36
Year ended November 30, 2025
Investment income
Dividend Income (Net of foreign tax of $93,088) $ 911,487
Interest income 47,983
Total investment income 959,470
Expenses
Investment advisory fees 365,931
12b-1 distribution fees 105,373
Filing and registration fees 38,028
Trustee fees 34,064
Legal fees 32,905
Audit fees 32,260
Chief Compliance Officer expenses 20,842
Retirement plan custodial fees 10,220
1,125
Investor Shares 26
1,150
Z Shares 10,194
Custodian fees 8,454
ReFlow fees 7,310
Other operating expenses 19,035
Total gross expenses 674,422
Less custodian fee credits (8,454)
Net expenses 665,968
Net investment income $293,502
Net realized gain from investments and foreign
currency $13,218,913
A
Net decrease in unrealized appreciation on
investments and foreign currency (132,408)
Net gain on investments 13,086,505
Net increase in net assets resulting from operations $13,380,007
A
Includes $2,499,794 in net realized gains from redemptions in-kind

Saturna International Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Annual
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $293,502 $361,113
Net realized gain on investments and foreign currency 13,218,913 3,213,628
Net increase (decrease) in unrealized appreciation on investments and foreign currency (132,408) 2,865,854
Net increase in net assets 13,380,007 6,440,595
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares (218,334) (132,998)
1,150
Net dividend and distribution to shareholders - Z Shares (177,256) (155,645)
Total distributions (395,590) (288,643)
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 3,646,558 8,686,947
1,150
Z Shares 8,203,979 8,404,438
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares 213,052 130,108
1,150
Z Shares 169,692 148,724
Cost of shares redeemed
1,125
Investor Shares (7,345,868) (7,139,784)
1,150
Z Shares (9,148,020) (8,460,512)
Total capital shares transactions (4,260,607) 1,769,921
Total increase in net assets 8,723,810 7,921,873
Net assets
Beginning of year 72,220,400 64,298,527
End of year $80,944,210 $72,220,400
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 147,512 380,727
Number of shares issued in reinvestment of dividends and distributions 9,584 5,990
Number of shares redeemed (310,058) (311,169)
Net increase (decrease) in number of shares outstanding (152,962) 75,548
Z Shares (SIFZX)
Number of shares sold 336,633 363,964
Number of shares issued in reinvestment of dividends and distributions 7,599 6,825
Number of shares redeemed (377,358) (365,110)
Net increase (decrease) in number of shares outstanding (33,126) 5,679
– –

Saturna International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
37
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $22.84 $20.87 $18.11 $23.49 $19.62
Income from investment operations
Net investment income
A
0.07 0.09 0.08 0.09 0.10
Net gains (losses) on securities (both realized and unrealized) 4.39 1.96 2.68 (3.58) 3.85
Total from investment operations 4.46 2.05 2.76 (3.49) 3.95
Less distributions
Dividends (from net investment income) – (0.08) – (0.13) (0.08)
Distributions (from capital gains) (0.12) – – (1.76) –
Total distributions (0.12) (0.08) – (1.89) (0.08)
Net asset value at end of year $27.18 $22.84 $20.87 $18.11 $23.49
Total Return 19.63% 9.82% 15.24% (16.31)% 20.16%
Ratios / supplemental data
Net assets ($000), end of year $46,267 $42,366 $37,141 $33,029 $46,560
Ratio of expenses to average net assets
Before custodian fee credits 1.01% 0.96% 1.06% 1.28% 0.93%
After  custodian fee credits 1.00% 0.95% 1.05% 1.27% 0.92%
Ratio of net investment income after custodian fee credits  to average net assets 0.31% 0.40% 0.43% 0.48% 0.46%
Portfolio turnover rate 26% 19% 16% 33% 22%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $22.96 $20.98 $18.15 $23.55 $19.67
Income from investment operations
Net investment income
A
0.13 0.14 0.13 0.13 0.15
Net gains (losses) on securities (both realized and unrealized) 4.41 1.96 2.70 (3.59) 3.85
Total from investment operations 4.54 2.10 2.83 (3.46) 4.00
Less distributions
Dividends (from net investment income) (0.02) (0.12) – (0.18) (0.12)
Distributions (from capital gains) (0.12) – – (1.76) –
Total distributions (0.14) (0.12) – (1.94) (0.12)
Net asset value at end of year $27.36 $22.96 $20.98 $18.15 $23.55
Total Return 19.90% 10.04% 15.59% (16.17)% 20.42%
Ratios / supplemental data
Net assets ($000), end of year $34,677 $29,855 $27,157 $23,812 $28,929
Ratio of expenses to average net assets
Before custodian fee credits 0.80% 0.73% 0.83% 1.04% 0.72%
After  custodian fee credits 0.78% 0.72% 0.82% 1.03% 0.71%
Ratio of net investment income after custodian fee credits  to average net assets 0.53% 0.62% 0.66% 0.72% 0.68%
Portfolio turnover rate 26% 19% 16% 33% 22%
A
Calculated using average shares outstanding

Notes To Financial Statements

November 30, 2025
Annual
Note 1 - Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series: Saturna
Short-Term Bond Fund, Saturna Bond Income Fund, Saturna Core
Fund, Saturna Global High Income Fund, Saturna Growth Fund,
Saturna International Fund (each, a “Fund”, and collectively, the
“Funds”), Saturna Sustainable Equity Fund, and Saturna Sustainable
Bond Fund. Saturna Sustainable Equity Fund and Saturna
Sustainable Bond Fund are offered through separate prospectuses and have a separate shareholder report.
Saturna Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Saturna Growth
Fund Z Shares began operations June 2, 2017.
Saturna International Investor Shares began operations September
28, 1995 and Saturna International Fund Z Shares began operations on June 2, 2017. Saturna Short-Term Bond began operations
September 28, 1995. Saturna Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Saturna Core
Fund commenced operations March 30, 2007. Saturna Global High
Income Fund commenced operations March 30, 2012.
Effective March 31, 2025, the term “Saturna” replaced the former term “Sextant” in each Fund’s name.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)
November 30, 2025
Annual
39
Global High Income Fund : Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Note 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The net asset value (NAV) is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $3,962,016 $– $3,962,016
Government Bonds
1
$– $8,003,357 $– $8,003,357
Municipals Bonds
1
$– $302,357 $– $302,357
Total Assets $– $12,267,730 $– $12,267,730
Bond Income Fund
Corporate Bonds
1
$– $6,423,721 $– $6,423,721
Government Bonds
1
$– $3,247,478 $– $3,247,478
Mortgage Backed
1
$– $215,225 $– $215,225
Municipals Bonds
1
$– $1,823,226 $– $1,823,226
Total Assets $– $11,709,650 $– $11,709,650
Note 1 - Organization
(continued)

Notes To Financial Statements
(continued)

November 30, 2025
Annual
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant
would use in valuing the asset or liability, and would be based on the best information available.
Core Fund
Common Stock
Communications $1,381,138 $– $– $1,381,138
Consumer Discretionary $1,638,962 $134,242 $– $1,773,204
Consumer Staples $1,162,591 $– $– $1,162,591
Energy $341,336 $– $– $341,336
Financials $1,619,610 $70,420 $– $1,690,030
Health Care $1,663,910 $– $– $1,663,910
Industrials $2,117,538 $1,006,793 $– $3,124,331
Materials $2,064,985 $292,802 $– $2,357,787
Technology $4,943,832 $115,843 $– $5,059,675
Utilities $1,044,813 $– $– $1,044,813
Total Common Stock $17,978,715 $1,620,100 $– $19,598,815
Corporate Bonds
1
$– $3,895,850 $– $3,895,850
Government Bonds
1
$– $2,673,427 $– $2,673,427
Municipals Bonds
1
$– $1,581,811 $– $1,581,811
Total Assets $17,978,715 $9,771,188 $– $27,749,903
Global High Income Fund
Common Stock
Communications $551,890 $289,219 $– $841,109
Consumer Staples $– $256,407 $– $256,407
Financials $343,200 $498,004 $– $841,204
Health Care $637,090 $– $– $637,090
Materials $907,135 $– $– $907,135
Technology $384,700 $424,205 $– $808,905
Total Common Stock $2,824,015 $1,467,835 $– $4,291,850
Corporate Bonds
1
$– $2,589,530 $– $2,589,530
Government Bonds
1
$– $829,249 $– $829,249
Municipals Bonds
1
$– $547,219 $– $547,219
Total Assets $2,824,015 $5,433,833 $– $8,257,848
Growth Fund
Common Stock
1
$83,915,155 $– $– $83,915,155
Total Assets $83,915,155 $– $– $83,915,155
International Fund
Common Stock
Consumer Discretionary $– $1,244,791 $– $1,244,791
Consumer Staples $– $1,341,139 $– $1,341,139
Financials $– $1,516,376 $– $1,516,376
Health Care $1,455,974 $3,204,352 $– $4,660,326
Industrials $8,674,240 $15,053,358 $– $23,727,598
Materials $7,300,237 $– $– $7,300,237
Technology $30,173,103 $8,995,214 $– $39,168,317
Total Common Stock $47,603,554 $31,355,230 $– $78,958,784
Total Assets $47,603,554 $31,355,230 $– $78,958,784
1
See the Schedule of Investments for additional details.
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2025
Annual
41
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended November 30, 2025 , only the Growth, International, and Core Funds participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2022−2024) or expected to be taken in the Funds’ 2025 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2025 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses. As of November 30, 2025 there were no
reclassifications to the capital accounts for Saturna Global High
Income Fund.
Distributions to shareowners:
For the Saturna Short-Term Bond Fund and Saturna Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Saturna Core Fund , Saturna Global High Income Fund ,
Saturna Growth Fund , and Saturna International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Short-Term Bond
Fund
Bond Income
Fund
Distributable earnings
$(9) $46
Paid-in Capital
$9 $(46)
Core Fund
Distributable earnings
$(980,635)
Paid-in Capital
$980,635
Growth Fund International Fund
Distributable earnings
$(2,170,424) $(2,499,794)
Paid-in Capital
$2,170,424 $2,499,794
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2025
Annual
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Recent Accounting Pronouncements:
In December 2023, the FASB issued Accounting Standards Update
2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to
Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Funds’ Management is evaluating the impacts of these changes on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment
Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole.
The amendments expand a public entity’s segment disclosures
by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional
measures to assess segment performance, requiring enhanced
interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The Funds’ Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic
280): Improvements to Reportable Segment Disclosures with
respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the
Management of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 3 - Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.
The adviser has undertaken to limit expenses through March 31,
2026 of Saturna Short-Term Bond Fund to 0.60%, Saturna Bond
Income Fund to 0.65% and Saturna Global High Income to 0.75%.
For the year ended November 30, 2025 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the year ended November 30, 2025 , Saturna Capital waived a portion of the advisory fees of the Saturna Short-Term Bond Fund, Saturna Bond
Income Fund, and Saturna Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS
Advisory Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $68,307
$(40,310)
650
Bond Income Fund $58,238
$(31,919)
700
Core Fund $140,441
n/a
750
Global High Income Fund $54,782
$(25,845)
800
Growth Fund $389,871
n/a
850
International Fund $365,931
n/a
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2025
Annual
43
at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Saturna Growth Investor Shares and Saturna International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal year ended
November 30, 2025 , the Saturna Investment Trust incurred $133,257 of total expenses for the independent Trustee’s compensation and
Trust board meetings. The Saturna Funds incurred $102,405 of these total expenses.
On November 30, 2025 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2025 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 4 - Payment from Affiliate
During the year ending November 30, 2025, the Fund purchased a restricted security that was not permitted under the Fund’s prospectus and subsequently sold such security at a loss. The
Adviser reimbursed the Fund in the amount of the loss associated with this transaction. The reimbursement is reflected as “Payment by
Affiliate” in the Statement of Changes. The transaction did not have a material impact on the Fund’s NAV and total return for 2025.
Note 5 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2025 , and the year ended November 30, 2024 , were as follows:
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $10,978
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $105,373
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $5,267
650
Bond Income Fund (SBIFX) $5,241
700
Core Fund (SCORX) $19,699
750
Global High Income Fund (SGHIX) $5,102
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $14,011
1,125
International Fund Investor Shares (SSIFX) $26
1,150
International Fund Z Shares (SIFZX) $10,194
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 43.55%
650
Bond Income Fund(SBIFX) 39.56%
700
Core Fund(SCORX) 20.27%
750
Global High Income Fund(SGHIX) 54.76%
800
Growth Fund(SGZFX and SSGFX) 7.54%
850
International Fund(SIFZX and SSIFX) 28.25%
Chief Compliance Officer
600
Short-Term Bond Fund $3,361
650
Bond Income Fund $3,068
700
Core Fund $7,399
750
Global High Income Fund $2,775
800
Growth Fund $20,535
850
International Fund $20,842
Short-Term Bond Fund
November 30,
2025
November 30,
2024
Ordinary Income $433,843 $307,217
Bond Income Fund
November 30,
2025
November 30,
2024
Ordinary Income $420,139 $319,948
Core Fund
November 30,
2025
November 30,
2024
Ordinary Income $475,684 $351,859
Long-term capital gain
1
$231,704 $–
Global High Income Fund
November 30,
2025
November 30,
2024
Ordinary Income $278,842 $401,403
Growth Fund
November 30,
2025
November 30,
2024
Ordinary Income $– $32,415
Long-term capital gain
1
$1,627,145 $–
International Fund
November 30,
2025
November 30,
2024
Ordinary Income $25,689 $288,643
Long-term capital gain
1
$369,901 $–
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Note 3 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

November 30, 2025
Annual
Note 6 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2025 , were as follows:
As of November 30, 2025 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2025 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2025, Global High Income utilized
$15,396 of short-term capital loss carry forward.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $12,179,969 $12,740,510
Gross tax unrealized appreciation $107,182 $91,177
Gross tax unrealized depreciation $(19,421) $(1,122,037)
Net tax unrealized appreciation
(depreciation) $87,761 $(1,030,860)
Core Fund
Global High
Income Fund
Cost of investments $20,283,614 $7,066,528
Gross tax unrealized appreciation $8,279,116 $1,567,648
Gross tax unrealized depreciation $(812,827) $(376,328)
Net tax unrealized appreciation $7,466,289 $1,191,320
Growth Fund
International
Fund
Cost of investments $23,788,101 $45,673,086
Gross tax unrealized appreciation $60,360,435 $34,586,132
Gross tax unrealized depreciation $(233,381) $(1,300,434)
Net tax unrealized appreciation $60,127,054 $33,285,698
Short-Term Bond Fund
Accumulated capital and other losses $(141,806)
Tax accumulated earnings $(141,806)
Unrealized Appreciation $87,761
Total accumulated earnings $(54,045)
Bond Income Fund
Accumulated capital and other losses $(91,347)
Tax accumulated earnings $(91,347)
Unrealized Depreciation $(1,030,860)
Total accumulated earnings $(1,122,207)
Core Fund
Undistributed ordinary income $462,818
Accumulated capital gains $181,027
Tax accumulated earnings $643,845
Unrealized Appreciation $7,466,289
Other unrealized accumulated losses $(18)
Total accumulated earnings $8,110,116
Global High Income Fund
Undistributed ordinary income $417,252
Accumulated capital gains $31,145
Tax accumulated earnings $448,397
Unrealized Appreciation $1,191,320
Other unrealized gains $1,005
Total accumulated earnings $1,640,722
Growth Fund
Accumulated capital gains $1,307,674
Tax accumulated earnings $1,307,674
Unrealized Appreciation $60,127,054
Total accumulated earnings $61,434,728
International Fund
Undistributed ordinary income $781,524
Accumulated capital gains $10,230,995
Tax accumulated earnings $11,012,519
Unrealized Appreciation $33,285,698
Other unrealized accumulated losses $(841)
Total accumulated earnings $44,297,376
Short-Term Bond
Fund
Bond Income
Fund
Short term loss carryforward $47,373 $–
Long term loss carryforward $94,433 $91,347
Total Capital loss carryforward $141,806 $91,347

Notes To Financial Statements
(continued)
November 30, 2025
Annual
45
Note 7 - Investments
Investment transactions other than short-term investments and redemptions in-kind for the fiscal year ended November 30, 2025, were as follows:
Redemptions in-kind for the fiscal period ended November 30, 2025 , were as follows:
Note 8 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2025 , such reductions were as follows:
Note 9 - Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 18, 2025, to all shareowners of record on December 17,
2025 as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements
Purchases Sales
600
Short-Term Bond Fund $5,183,853 $3,266,452
650
Bond Income Fund $2,022,227 $1,013,229
700
Core Fund $8,890,983 $3,831,756
750
Global High Income Fund $1,352,348 $1,748,725
800
Growth Fund $66,055,127 $6,763,423
850
International Fund $19,098,768 $20,372,962
Sales Gain
700
Core Fund $1,330,550 $980,635
800
Growth Fund $2,876,934 $2,209,945
850
International Fund $3,598,495 $2,499,794
Custodian Fee Credits
600
Short-Term Bond Fund $554
650
Bond Income Fund $486
700
Core Fund $1,373
750
Global High Income Fund $812
800
Growth Fund $3,141
850
International Fund $8,454
Ordinary Income
Short-Term
Capital Gain
Long-Term Capital
Gain
700
Core Fund $0.287 $–
$0.110
750
Global High Income Fund $0.430 $–
$0.030
800
Growth Fund (Investor
Shares) $– $–
$1.038
800
Growth Fund (Z Shares) $– $–
$1.038
800
International Fund (Investor
Shares) $0.073 $0.090
$3.506
850
International Fund (Z Shares) $0.130 $0.090
$3.506

Report of Independent Registered Public Accounting Firm

November 30, 2025
Annual
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Sextant Mutual Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Saturna Short Term Bond Fund,
Saturna Bond Income Fund, Saturna Core Fund, Saturna Global High Yield Income Fund, Saturna Growth Fund,
and Saturna International Fund, (formerly Sextant Short Term Bond Fund, Sextant Bond Income Fund, Sextant
Core Fund, Sextant Global High Income Fund, Sextant Growth Fund and Sextant International Fund) (the
“Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30,
2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30,
2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2026
Tait, Weller & Baker LLP

Form N-CSR Items 8-11
November 30, 2025
Annual
47
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

Renewal of Investment Advisory Contract
(unaudited)

November 30, 2025
Annual
During their meeting of September 9, 2025, the Trustees of
Saturna Investment Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the renewal of the Investment
Advisory and Administrative Services Agreement (the “Advisory
Agreement”) with the Trust, on behalf of each of the Saturna Funds
(Growth Fund, International Fund, Global High Income Fund, Core
Fund, Short-Term Bond Fund, and Bond Income Fund) (the “Funds”),
and Saturna Capital.
In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, expenses and fees, the profitability of Saturna Capital, the potential for economies of scale that may be shared with each Fund and its shareowners as each Fund’s assets grow, and any other benefits derived by Saturna
Capital and its affiliates from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the Advisory
Agreement, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’
portfolio managers and other key personnel at Saturna Capital.
The Trustees discussed Saturna Capital’s experience, capabilities, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment
management. The Trustees took into consideration Saturna Capital’s continued avoidance of significant operational and compliance problems, plus its continued investments in infrastructure,
information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized
Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna
Capital operates, which the Trustees believe is important to the long-term success of the Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund over time, including each Fund’s average annual total returns relative to its benchmark for the one-, three-, five-, 10- and 15-
year periods, as applicable, ended July 31, 2025. The Trustees also considered comparative information from FUSE Research Network
(“FUSE”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The Trustees considered and discussed each Fund’s average annual total returns relative to its FUSE peer group category average for the one-
year, three-year, five-year, 10-year and since inception periods, as applicable, ended June 30, 2025. The Trustees also considered each
Fund’s Morningstar, Inc. performance rankings (one through five stars) and noted the sustainability ratings assigned to the Funds by
Morningstar.
The Trustees noted that the short-term performance of the Z share class of Saturna Growth Fund was in the second quartile for its
FUSE peer group category for the one-year period, medium-term performance was in the fourth quartile for the three-year period, third quartile for the five-year period, and second quartile for the since inception (6/2/2017) period. The Trustees further noted that the Z share class of Saturna Growth Fund had outperformed the benchmark for the one-year period, performed in line with the benchmark for the three-year period, and underperformed the
benchmark for the five-year period.
The Trustees noted that the short-term performance of the Z share class of Saturna International Fund was in the fourth quartile for its
FUSE peer group category for the one-year period, medium-term performance was in the second quartile for the three-year period and first quartile for the five-year and since inception (6/2/2017)
periods. The Trustees further noted that the Saturna International
Fund had underperformed the benchmark for the one-, three-, and five-year periods.
The Trustees noted that the short-term performance of the Saturna
Global High Income Fund was in the first quartile for the one-year period, medium-term performance was in the second quartile for the three- and five-year periods, and long-term performance was in the second quartile for the 10-year period and fourth quartile for the since inception (3/30/2012) period. The Trustees further noted
that the Saturna Global High Income Fund had underperformed its benchmark for the one-, three-, five-, and 10-year periods.
The Trustees noted that the short-term performance of the Saturna
Core Fund was in the first quartile for its FUSE peer group category for the one-year period, medium-term performance was in the third and fourth quartiles for the respective three- and five-year periods, and long-term performance was in the third quartile for the 10-year and since inception (3/30/2007) periods. The Trustees further noted
that the Saturna Core Fund had underperformed the benchmark for the one-, three-, five-, 10-, and 15-year periods.
The Trustees noted that the short-term performance of the Saturna
Bond Income Fund was in the third quartile for its FUSE peer group category for the one-year period, medium-term performance was in the third and fourth quartiles for the respective three- and five-year periods, and long-term performance was in the third and fourth quartiles for the respective 10-year and since inception (3/1/1993)
periods. The Trustees further noted that Saturna Bond Income Fund had underperformed its benchmark for the one-, three-, five-, 10-, and 15-year periods.
The Trustees noted that the short-, medium-, and long-term
performance of the Saturna Short-Term Bond Fund was in the fourth quartile for its FUSE peer group category for the one-year, three-
year, five-year, 10-year, and since inception (9/28/1995) periods.
The Trustees further noted that the Saturna Short-Term Bond Fund had outperformed its benchmark for the one-, three-, and five-year periods and underperformed its benchmark for the 10- and 15-year periods.

Renewal of Investment Advisory Contract
(continued)
(unaudited)
November 30, 2025
Annual
49
The Trustees also considered each Fund’s Morningstar performance ranking (one through five stars), noting that the overall Morningstar rating for the Saturna Bond Income Fund was four stars, Z class shares of Saturna International, Saturna Core, Saturna Global High
Income, and Z class shares of Saturna Growth Funds were each rated three stars, and Saturna Short-Term Bond Fund was rated two stars.
The Trustees noted they had discussed each Fund’s performance and the factors impacting performance with management at their
September meeting and throughout the year, as well as actions management was considering to address underperformance.
The Trustees further noted the generally risk-averse investment style of the Funds and other factors which can affect each Fund’s performance relative to its broader FUSE peer group category.
The Trustees also noted certain differences between each Fund and the peer funds within its FUSE peer group category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued to manage each Fund in a manner that is designed to be risk averse and attractive to long-
term investors. The Trustees discussed and considered the efforts of
Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring
materially higher levels of risk.
The Trustees considered the comparative data reported by FUSE and each Fund’s performance relative to its benchmark, as provided by
Saturna Capital, to evaluate each Fund’s performance over near-
term and long-term time periods, as applicable.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses reported by FUSE, and considered the components of the Funds’ operating expenses.
The Trustees noted that each Fund’s total net expense was below its respective median FUSE peer group total net expense. The Trustees further noted the steps that Saturna Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna
Capital out of its own resources. The Trustees recognized that
Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without
Saturna Capital’s efforts.
The Trustees noted that, pursuant to an amendment to the Advisory
Agreement approved by Fund shareowners in January 2023,
effective on March 30, 2023, Saturna Capital had implemented a single advisory and administrative fee rate of 0.50% of each Fund’s average daily net assets and eliminated the prior performance fee adjustment, whereby each Fund’s base advisory and
administrative fee of 0.50% was adjusted 0.10% or 0.20% higher or lower, depending upon how much the Fund outperformed or
underperformed the average 12-month total return of the funds in its respective Morningstar category. Taking into account the
FUSE information on expenses of peers, and in light of the services provided by Saturna Capital, the Trustees found each Fund’s total net expense as compared to the funds in its peer group to be fair given the size of each Fund, the services provided, and the expenses incurred by Saturna Capital.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale.
The Trustees noted the costs undertaken by Saturna Capital, as well as Saturna Capital’s use of its resources, to reinvest in the firm to enhance the services provided to the Funds.
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory and administrative fees bear a reasonable relationship to the mix of services provided by Saturna Capital, including the nature, extent, and quality of such services.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered the fact that Saturna
Brokerage Services, a wholly owned subsidiary of Saturna Capital, receives distribution and shareowner services fees under Rule 12b-
1, which it would not otherwise receive if Saturna Capital did not serve as the investment manager for the Funds. The Trustees also noted that Saturna Brokerage Services voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs. The Trustees noted that Saturna acts as the
Funds’ transfer agent and has voluntarily waived transfer agency fees since June 2019. In this regard, the Trustees recognized certain fall-out benefits to Saturna from the Trust’s custody relationship with UMB Bank, n.a., noting that Saturna receives treasury banking services from UMB with costs waived. The Trustees also recognized that the Funds pay fees to Saturna Trust Company as retirement plan custodian. Based on the foregoing information, the Trustees concluded that the potential benefits accruing to Saturna by virtue of its relationships with the Funds appear to be fair and reasonable.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory and administrative fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the Independent Trustees, unanimously agreed to renew each Fund’s Advisory Agreement with Saturna Capital.

November 30, 2025
Annual
Availability of Quarterly Portfolio Information
(1) The Saturna Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.saturna.
com/resources/literature.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

SATURNA CAPITAL

Saturna Sustainable Funds

Sustainable Equity Fund | SEEFX

Sustainable Bond Fund | SEBFX

Annual Financial Statements and Additional Information

November 30, 2025

Table of Contents:
2
Sustainable Equity Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Sustainable Bond Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes To Financial Statements 16
Note 1-Organization 16
Note 2-Significant Accounting Policies 16
Note 3-Transactions with Affiliated Persons 19
Note 4-Distributions to Shareowners 20
Note 5-Federal Income Taxes 20
Note 6-Investments 20
Note 7-Custodian 20
Note 8-Subsequent Events 20
Report of Independent Registered Public Accounting Firm 21
Form N-CSR Items 8-11 22
Renewal of Investment Advisory Contract 23
Summary Information 25

November 30, 2025
Annual
3
Morningstar Rating
(as of November 30, 2025)
(Unaudited)
© 2025 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of November 30, 2025 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 29 57 66 57
Number of Funds in Category 319 302 276 319
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
  
% Rank in Category 25 34 27 34
Number of Funds in Category 147 147 142 147

Schedule of Investments
As of November 30, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
4
November 30, 2025
Annual
Continued on next page.
Common Stock - 96 .6 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,000 $ 595,961 $ 960,540 United States 3.7%
Consumer Discretionary
Automotive Retailers
AutoZone
2
130 480,187 514,063 United States 2.0%
Home Products Stores
Home Depot 1,500 279,738 535,380 United States 2.1%
Specialty Apparel Stores
TJX Companies 5,000 238,192 759,600 United States 2.9%
998,117 1,809,043 7.0%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 249,901 343,397 Canada 1.3%
Packaged Food
Danone ADR 31,200 422,529 557,544 France 2.2%
Personal Care Products
L'Oreal ADR 5,400 297,824 470,502 France 1.8%
Unilever ADR 8,800 466,958 533,192 United Kingdom 2.1%
764,782 1,003,694 3.9%
1,437,212 1,904,635 7.4%
Financials
Diversified Banks
JPMorgan Chase & Co. 1,000 297,013 313,080 United States 1.2%
Life Insurance
Aviva ADR 19,000 152,458 333,640 United Kingdom 1.3%
Sony Financial Group Inc.
2
4,000 6,500 18,760 Japan 0.1%
158,958 352,400 1.4%
Other Financial Services
Mastercard, Class A 860 171,375 473,456 United States 1.9%
P&C Insurance
Chubb 2,000 287,787 592,360 Switzerland 2.3%
915,133 1,731,296 6.8%
Health Care
Large Pharma
Eli Lilly 900 514,269 967,923 United States 3.8%
GlaxoSmithKline ADR 9,200 369,834 440,312 United Kingdom 1.7%
Novo Nordisk ADR 10,200 324,489 503,370 Denmark 2.0%
1,208,592 1,911,605 7.5%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 845,055 Sweden 3.3%
Diversified Industrials
Siemens ADR 5,300 361,107 702,992 Germany 2.7%
Electrical Components
TE Connectivity Ltd. 3,200 356,052 723,680 Ireland 2.8%
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 510,462 593,984 Japan 2.3%

Schedule of Investments
As of November 30, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
5
Continued on next page.
Common Stock - 96.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Electrical Power Equipment (continued)
Schneider Electric ADR 17,100 $ 420,097 $ 917,244 France 3.6%
930,559 1,511,228 5.9%
Fabricated Metal & Hardware
Prysmian S.P.A 5,300 383,870 532,008 Italy 2.1%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 413,249 629,175 United States 2.4%
Professional Services
Wolters Kluwer 5,022 376,238 532,743 Netherlands 2.1%
3,336,309 5,476,881 21.3%
Information Technology
Electrical Components
Amphenol Corp- Cl A 4,000 455,260 563,600 United States 2.2%
Materials
Agricultural Chemicals
Corteva 3,000 180,769 202,410 United States 0.8%
Basic & Diversified Chemicals
Linde 1,000 446,813 410,320 United Kingdom 1.6%
Specialty Chemicals
Ecolab 1,500 237,915 412,740 United States 1.6%
865,497 1,025,470 4.0%
Technology
Application Software
Adobe
2
1,000 108,410 320,130 United States 1.2%
Dassault Systemes ADR 9,100 194,033 253,617 France 1.0%
302,443 573,747 2.2%
Communications Equipment
Apple 3,028 83,313 844,357 United States 3.3%
Consumer Electronics
Nintendo ADR 15,725 148,223 332,741 Japan 1.3%
Sony ADR 20,000 255,058 587,000 Japan 2.3%
403,281 919,741 3.6%
Electronics Components
Murata Manufacturing 12,000 203,199 247,276 Japan 1.0%
Infrastructure Software
Microsoft 1,438 62,724 707,510 United States 2.7%
ServiceNow
2
650 392,951 528,067 United States 2.1%
455,675 1,235,577 4.8%
Semiconductor Devices
Broadcom 2,500 430,000 1,007,400 United States 3.9%
Nvidia 10,000 479,045 1,770,000 United States 6.9%
909,045 2,777,400 10.8%
Semiconductor Manufacturing
ASML Holding NY 700 523,104 742,000 Netherlands 2.9%
Taiwan Semiconductor ADR 5,325 406,030 1,552,291 Taiwan 6.0%
929,134 2,294,291 8.9%
3,286,090 8,892,389 34.6%

Schedule of Investments
As of November 30, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
6
November 30, 2025
Annual
Common Stock - 96.6% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 $ 466,374 $ 526,369 United States 2.1%
Total investments $13,564,545 $ 24,801,828 96.6%
Other assets (net of liabilities) 861,837 3.4%
Total net assets $ 25,663,665 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
7
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $13,564,545) $ 24,801,828
Cash 838,932
Foreign Cash 2,074
Dividends receivable 42,276
Interest receivable 1,823
Prepaid expenses 1,747
Receivable for Fund shares sold 1,128
Total assets 25,689,808
Liabilities
Accrued audit expenses 11,448
Accrued advisory fees 8,287
Accrued retirement plan custody fee 4,303
Accrued Chief Compliance Officer expenses 701
Payable for Fund shares redeemed 141
Accrued other operating expenses 1,263
Total liabilities 26,143
Net assets $25,663,665
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $14,423,460
Total distributable earnings 11,240,205
Net assets applicable to Fund shares outstanding $25,663,665
Fund shares outstanding 1,123,627
Net asset value, offering, and redemption price per
share $22.84
Year ended November 30, 2025
Investment income
Dividend Income (Net of foreign tax of $36,149) $ 322,656
Interest income 25,128
Miscellaneous income 26
Total investment income 347,810
Expenses
Investment advisory fees 154,201
Filing and registration fees 23,315
Trustee fees 12,304
Legal fees 10,791
Audit fees 10,008
Chief Compliance Officer expenses 6,906
Retirement plan custodial fees 6,166
Custodian fees 1,438
ReFlow fees 42
Other operating expenses 7,503
Total gross expenses 232,674
Less adviser fees waived (53,270)
Less custodian fee credits (1,438)
Net expenses 177,966
Net investment income $169,844
Net realized gain from investments and foreign
currency $107,318
Net Increase in unrealized appreciation on investments
and foreign currency 3,215,314
Net gain on investments 3,322,632
Net increase in net assets resulting from operations $3,492,476

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
November 30, 2025
Annual
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $169,844 $197,517
Net realized gain on investments and foreign currency 107,318 361,852
Net increase in unrealized appreciation on investments and foreign currency 3,215,314 3,474,062
Net increase in net assets 3,492,476 4,033,431
Distributions to shareowners from
Net dividend and distribution to shareholders (197,614) (219,353)
Capital share transactions
Proceeds from the sale of shares 1,504,244 1,812,109
Value of shares issued in reinvestment of dividends and distributions 197,577 219,353
Cost of shares redeemed (4,513,506) (1,982,332)
Total capital shares transactions (2,811,685) 49,129
Total increase in net assets 483,177 3,863,207
Net assets
Beginning of year 25,180,488 21,317,281
End of year $25,663,665 $25,180,488
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 73,556 97,530
Number of shares issued in reinvestment of dividends and distributions 10,102 12,563
Number of shares redeemed (225,796) (104,652)
Net increase (decrease) in number of shares outstanding (142,138) 5,441
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
9
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $19.89 $16.91 $15.49 $18.55 $16.72
Income from investment operations
Net investment income 0.15 0.15 0.17 0.14 0.13
Net gains (losses) on securities (both realized and unrealized) 2.96 3.01 1.39 (3.08) 1.76
Total from investment operations 3.11 3.16 1.56 (2.94) 1.89
Less distributions
Dividends (from net investment income) (0.16) (0.18) (0.14) (0.12) (0.06)
Total distributions (0.16) (0.18) (0.14) (0.12) (0.06)
Net asset value at end of year $22.84 $19.89 $16.91 $15.49 $18.55
Total Return 15.79% 18.80% 10.18% (15.96)% 11.32%
Ratios / supplemental data
Net assets ($000), end of year $25,664 $25,180 $21,317 $19,782 $25,375
Ratio of expenses to average net assets
Before custodian fee credits 0.98% 0.91% 0.97% 0.93% 0.85%
After advisory fees waiver 0.76% 0.76% 0.76% 0.76% 0.76%
After advisory fees waiver and  custodian fee credits 0.75% 0.75% 0.75% 0.75% 0.75%
Ratio of net investment income after custodian fee credits and advisory fees waiver  to average net assets 0.72% 0.81% 1.10% 0.84% 0.71%
Portfolio turnover rate 12% 19% 3% 9% 8%

Schedule of Investments
As of November 30, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2025
Annual
Continued on next page.
Corporate Bonds - 58.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 2,250,000 $ 2,641,773 Netherlands 4.4%
Telecom Italia Capital 6.000% due 09/30/2034 250,000 256,779 Italy 0.4%
Telecom Italia SPA
2
1.625% due 01/18/2029 EUR 2,100,000 2,326,245 Italy 3.9%
5,224,797 8.7%
Consumer Discretionary
Coty/HFC Prestige
3
6.625% due 07/15/2030 1,000,000 1,027,637 United States 1.7%
Starbucks 2.450% due 06/15/2026 1,200,000 1,189,552 United States 2.0%
2,217,189 3.7%
Consumer Staples
Natura Cosmeticos SA
2
4.125% due 05/03/2028 2,000,000 1,889,898 Brazil 3.1%
Energy
Masdar Abu Dhabi
2
4.875% due 07/25/2029 2,000,000 2,038,890 United Arab Emirates 3.4%
Financial Services
INTL FINANCE CORP 7.000% due 07/20/2027 MXN 5,000,000 268,190 Mexico 0.4%
Financials
African Development Bank 5.750% due 08/07/2050 2,500,000 2,506,017 Cote d'Ivoire 4.2%
AXA
2
5.125% due 01/17/2047 2,750,000 2,764,528 France 4.6%
Commonwealth Bank Australia
4
4.527% due 12/23/2026 AUD 850,000 557,022 Australia 0.9%
Munich RE
2
1.000% due 05/26/2042 EUR 2,600,000 2,589,618 Germany 4.3%
State Street (Quarterly SOFR +0.2616%)
4
5.299% due 06/15/2047 3,000,000 2,649,775 United States 4.4%
Toronto-Dominion Bank 1.128% due 12/09/2025 CAD 500,000 357,685 Canada 0.6%
Women's Livelihood Bond Asset II C
3
3.900% due 12/23/2025 500,000 496,715 Singapore 0.8%
11,921,360 19.8%
Health Care
Roche
3
2.625% due 05/15/2026 200,000 198,756 Switzerland 0.3%
Industrials
FS Luxembourg SARL
2
8.875% due 02/12/2031 2,000,000 2,066,124 Luxembourg 3.4%
RELX 4.000% due 03/18/2029 400,000 399,104 United Kingdom 0.7%
2,465,228 4.1%
Information Technology
RELX Finance BV
2
0.875% due 03/10/2032 EUR 1,000,000 1,008,372 Netherlands 1.7%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036  800,000 561,701 Finland 0.9%
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 337,020 Finland 0.6%
898,721 Finland 1.5%
Real Estate
MAF Global Securities
2,5
7.875% due PERP 847,000 879,806 United Arab Emirates 1.5%
Prologis 1.250% due 10/15/2030 500,000 437,872 United States 0.7%
1,317,678 2.2%
Technology
Nokia OYJ
2
4.375% due 08/21/2031 EUR 2,000,000 2,439,089 Finland 4.1%
Utilities
National Central Cooling
2
5.279% due 03/05/2030 2,000,000 2,056,089 United Arab Emirates 3.4%

Schedule of Investments
As of November 30, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
11
Continued on next page.
SOFR: Secured Overnight Financing Rate
Corporate Bonds - 58.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utilities (continued)
United Utilities 6.875% due 08/15/2028 $ 1,400,000 $ 1,496,785 United Kingdom 2.5%
3,552,874 5.9%
Total Corporate Bonds (Cost $34,864,732) $35,441,042 58.9%
Government Bonds - 23.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027 1,750,000 1,782,853 United Arab Emirates 2.9%
Government
Asian Development Bank 6.000% due 02/05/2026 BRL 14,000,000 2,579,241 Philippines 4.3%
European Investment Bank
2
4.500% due 02/16/2028 MXN 46,000,000 2,343,685 Luxembourg 3.9%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 528,274 Korea 0.9%
First Nations Finance Authority 4.050% due 06/01/2035 CAD 1,500,000 1,101,282 Canada 1.8%
International Finance
2
7.020% due 04/06/2028 MXN 10,000,000 526,687 United States 0.9%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 20,000,000 1,083,416 Germany 1.8%
Int'l Bk Recon & Develop 5.000% due 01/22/2026 BRL 6,000,000 1,107,614 United States 1.8%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 4,000,000,000 1,020,090 Germany 1.7%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 366,250 Indonesia 0.6%
Queensland Treasury
2
2.500% due 03/06/2029 AUD 1,750,000 1,089,862 Australia 1.8%
Republic of Chile 4.340% due 03/07/2042 500,000 448,550 Chile 0.8%
12,194,951 20.3%
Total Government Bonds (Cost $13,606,684) $13,977,804 23.2%
Municipals Bonds - 2.6% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 252,725 United States 0.5%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 252,152 United States 0.4%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 503,323 United States 0.8%
Ohio St Hsg Fin Agy RSDL 6.225% due 09/01/2055 500,000 519,456 United States 0.9%
1,274,931 2.1%
Total Municipals Bonds (Cost $1,511,681) $1,527,656 2.6%
Total investments (Cost $49,983,097) $50,946,502 84.7%
Other assets (net of liabilities) 9,200,626 15.3%
Total net assets $60,147,128 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2025, the aggregate value of these securities was $24,722,163 representing 41.1% of total net assets.
3
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At November 30, 2025, the aggregate value of these securities was $2,284,809 representing 3.8% of total net assets.
4
Variable rate security. The interest rate represents the rate in effect at November 30, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
5
Security is perpetual in nature with no stated maturity date.
HFC: Housing Finance Corporation
SA: Special Assessment

Schedule of Investments
As of November 30, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
12
November 30, 2025
Annual
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
MXN : Mexican peso
USD : United States dollar

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
13
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $49,983,097) $ 50,946,502
Cash 8,342,770
Interest receivable 880,034
Receivable for Fund shares sold 11,240
Prepaid expenses 2,220
Total assets 60,182,766
Liabilities
Accrued advisory fees 16,940
Accrued audit expenses 12,774
Accrued retirement plan custody fee 2,458
Payable for Fund shares redeemed 1,906
Accrued Chief Compliance Officer expenses 787
Accrued other operating expenses 773
Total liabilities 35,638
Net assets $60,147,128
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $59,533,430
Total distributable earnings 613,698
Net assets applicable to Fund shares outstanding $60,147,128
Fund shares outstanding 6,176,655
Net asset value, offering, and redemption price per
share $9.74
Year ended November 30, 2025
Investment income
Interest income (Net of foreign tax of $2,176) $ 2,497,294
Miscellaneous income 8,918
Total investment income 2,506,212
Expenses
Investment advisory fees 256,561
Filing and registration fees 27,315
Trustee fees 18,548
Audit fees 17,468
Legal fees 16,772
Chief Compliance Officer expenses 10,383
Custodian fees 7,939
Retirement plan custodial fees 3,525
Other operating expenses 9,141
Total gross expenses 367,652
Less adviser fees waived (57,519)
Less custodian fee credits (7,939)
Net expenses 302,194
Net investment income $2,204,018
Net realized loss from investments and foreign
currency $(229,266)
Net increase in unrealized ap preciation on investments
and foreign currency 1,995,654
Net gain on investments 1,766,388
Net increase in net assets resulting from operations $3,970,406

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
November 30, 2025
Annual
Statements of Changes in Net Assets
Year ended November 30,
2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $2,204,018 $1,470,000
Net realized loss on investments and foreign currency (229,266) (502,327)
Net increase in unrealized appreciation on investments and foreign currency 1,995,654 54,552
Net increase in net assets 3,970,406 1,022,225
Distributions to shareowners from
Net dividend and distribution to shareholders (1,156,915) (1,086,688)
Capital share transactions
Proceeds from the sale of shares 27,596,203 12,010,681
Value of shares issued in reinvestment of dividends and distributions 1,153,954 1,083,701
Cost of shares redeemed (7,707,987) (6,193,776)
Total capital shares transactions 21,042,170 6,900,605
Total increase in net assets 23,855,661 6,836,142
Net assets
Beginning of year 36,291,467 29,455,325
End of year $60,147,128 $36,291,467
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 2,959,562 1,300,801
Number of shares issued in reinvestment of dividends and distributions 130,097 117,922
Number of shares redeemed (836,695) (668,295)
Net increase in number of shares outstanding 2,252,964 750,428
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Annual
15
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2025 2024 2023 2022 2021
A A A A A A
Net asset value at beginning of year $9.25 $9.28 $9.02 $10.02 $10.25
Income from investment operations
Net investment income 0.44 0.41 0.36 0.22 0.20
Net gains (losses) on securities (both realized and unrealized) 0.34 (0.10) (0.04) (0.98) (0.42)
Total from investment operations 0.78 0.31 0.32 (0.76) (0.22)
Less distributions
Dividends (from net investment income) (0.29) (0.34) (0.06) (0.05) (0.01)
Distributions (from capital gains) – – – (0.19) –
Total distributions (0.29) (0.34) (0.06) (0.24) (0.01)
Net asset value at end of year $9.74 $9.25 $9.28 $9.02 $10.02
Total Return 8.75% 3.36% 3.55% (7.83)% (2.14)%
Ratios / supplemental data
Net assets ($000), end of year $60,147 $36,291 $29,455 $28,705 $26,048
Ratio of expenses to average net assets
Before custodian fee credits 0.79% 0.81% 0.83% 0.74% 0.86%
After advisory fees waiver 0.66% 0.67% 0.67% 0.66% 0.66%
After advisory fees waiver and custodian fee credits 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after custodian fee credits and advisory fees waiver  to average net assets 4.72% 4.48% 3.89% 2.35% 1.99%
Portfolio turnover rate 37% 25% 54% 80% 65%

Notes To Financial Statements
16
November 30, 2025
Annual
Note 1-Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series, two of which are covered by this annual report: Saturna Sustainable Equity
Fund and Saturna Sustainable Bond Fund (the “Funds”). The Saturna
Short- Term Bond Fund, Saturna Bond Income Fund, Saturna Core
Fund, Saturna Global High Income Fund, Saturna Growth Fund,
and Saturna International Fund are offered through separate
prospectuses and have a separate shareholder report.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Investment risks:
Saturna Sustainable Equity Fund and Saturna Sustainable
Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down.
Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social, and governance
(ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Saturna Sustainable Bond Fund : The risks inherent in the Saturna
Sustainable Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2-Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Notes To Financial Statements
(continued)
November 30, 2025
Annual
17
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds’
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the net asset value per share by dividing the net assets attributable to the Fund by the number of shares outstanding of the Fund at the time of calculation. Shares represent interests in the same investment portfolio and are identical in all respects, including with respect to rights to dividends and distributions, except as otherwise disclosed in the Fund’s organizational documents or registration statement.
Share Valuation Inputs as of November 30, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Communications $960,540 $– $– $960,540
Consumer Discretionary $1,809,043 $– $– $1,809,043
Consumer Staples $1,904,635 $– $– $1,904,635
Financials $1,731,296 $– $– $1,731,296
Health Care $1,911,605 $– $– $1,911,605
Industrials $3,818,146 $1,658,735 $– $5,476,881
Information Technology $563,600 $– $– $563,600
Materials $1,025,470 $– $– $1,025,470
Technology $8,645,113 $247,276 $– $8,892,389
Utilities $526,369 $– $– $526,369
Total Common Stock $22,895,817 $1,906,011 $– $24,801,828
Total Assets $22,895,817 $1,906,011 $– $24,801,828
Sustainable Bond Fund
Corporate Bonds
1
$– $35,441,042 $– $35,441,042
Government Bonds
1
$– $13,977,804 $– $13,977,804
Municipals Bonds
1
$– $1,527,656 $– $1,527,656
Total Assets $– $50,946,502 $– $50,946,502
1
See the Schedule of Investments for additional details.
Note 2-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
18
November 30, 2025
Annual
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2022−2024) or expected to be taken in the Funds’ 2025 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2025 , there were no reclassifications to the capital accounts for Sustainable Equity or Sustainable Bond Fund.
Distributions to shareowners:
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund pay income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable
Equity Fund may not pay income dividends. For both Funds,
distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements.
Distributions to shareowners are determined in accordance with
Note 2-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2025
Annual
19
income tax regulations and are recorded on the ex-dividend date.
Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Recent Accounting Pronouncements:
In December 2023, the FASB issued Accounting Standards Update
2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to
Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Funds’ Management is evaluating the impacts of these changes on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment
Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole.
The amendments expand a public entity’s segment disclosures
by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional
measures to assess segment performance, requiring enhanced
interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The Funds’ Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic
280): Improvements to Reportable Segment Disclosures with
respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the
Management of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 3-Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2026. For the fiscal year ended November 30,
2025 , the advisory fees incurred were as follows:
1 m
In accordance with the expense limitation noted above, for the fiscal year ended November 30, 2025 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable
Bond Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Advisory Fees
Advisory Fees
Waived
900
Sustainable Equity Fund $154,201
$(53,270)
950
Sustainable Bond Fund $256,561
$(57,519)
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $6,166
950
Sustainable Bond Fund (SEBFX) $3,525
Note 2-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
20
November 30, 2025
Annual
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal year ended
November 30, 2025 , the Saturna Investment Trust incurred $133,257 of total expenses for the Independent Trustee's compensation and
Trust board meetings. The Saturna Sustainable Funds incurred
$30,852 of these total expenses.
On November 30, 2025 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2025 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 4-Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2025 , and the fiscal year ended November 30, 2024 , were as follows:
Note 5-Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2025 , were as follows:
As of November 30, 2025 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2025 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2025 , Sustainable Equity Fund utilized $108,770 of long-term capital loss carryforward.
Note 6-Investments
Investment transactions other than short-term investments for the fiscal year ended November 30, 2025 , were as follows:
Note 7-Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2025 , such reductions were as follows:
Note 8-Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 18, 2025, to all shareowners of record on December 17,
2025 as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 36.41%
950
Sustainable Bond Fund(SEBFX) 19.50%
Chief Compliance Officer
900
Sustainable Equity Fund $6,906
950
Sustainable Bond Fund $10,383
Sustainable Equity Fund
November 30,
2025
November 30,
2024
Ordinary Income $197,614 $219,353
Sustainable Bond Fund
November 30,
2025
November 30,
2024
Ordinary Income $1,156,915 $1,086,688
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $13,564,817 $49,983,097
Gross tax unrealized appreciation $11,313,592 $1,268,954
Gross tax unrealized depreciation $(76,581) $(305,549)
Net tax unrealized appreciation $11,237,011 $963,405
Sustainable Equity Fund
Undistributed ordinary income $166,987
Accumulated capital and other losses $(163,567)
Tax accumulated earnings $3,420
Unrealized Appreciation $11,237,011
Other unrealized accumulated losses $(226)
Total accumulated earnings $11,240,205
Sustainable Bond Fund
Undistributed ordinary income $1,862,664
Accumulated capital and other losses $(2,220,772)
Tax accumulated earnings $(358,108)
Unrealized Appreciation $963,405
Other unrealized gains $8,401
Total accumulated earnings $613,698
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $163,567 $923,340
Long term loss carryforward $– $1,297,432
Total Capital loss carryforward $163,567 $2,220,772
Purchases Sales
900
Sustainable Equity Fund $2,859,143 $4,626,186
950
Sustainable Bond Fund $34,265,750 $16,078,466
Custodian Fee Credits
900
Sustainable Equity Fund $1,438
950
Sustainable Bond Fund $7,939
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
900
Sustainable Equity Fund $0.150 $–
$–
950
Sustainable Bond Fund $0.366 $–
$–
Note 3-Transactions with Affiliated Persons
(continued)

Report of Independent Registered Public Accounting Firm
November 30, 2025
Annual
21
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Saturna Sustainable Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Saturna Sustainable Equity Fund and
Saturna Sustainable Bond Fund, (the “Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2026
Tait, Weller & Baker LLP

Form N-CSR Items 8-11
22
November 30, 2025
Annual
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form .

Renewal of Investment Advisory Contract
November 30, 2025
Annual
23
During their meeting of September 9, 2025, the Trustees of
Saturna Investment Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement (the “Advisory
Agreement”) with the Trust, on behalf of each of Sustainable Equity
Fund and Sustainable Bond Fund (the “Funds”), and Saturna Capital.
In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, expenses and fees, the profitability of Saturna Capital, the potential for economies of scale that may be shared with each Fund and its shareowners as each Fund’s assets grow, and any other benefits derived by Saturna
Capital and its affiliates from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the Advisory
Agreement, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’
portfolio managers and other key personnel at Saturna Capital.
The Trustees discussed Saturna Capital’s experience, capabilities, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment
management. The Trustees took into consideration Saturna Capital’s continued avoidance of significant operational and compliance problems, plus its continued investments in infrastructure,
information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized
Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna
Capital operates, which the Trustees believe is important to the long-term success of the Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund. The Trustees considered each Fund’s average annual total returns relative to its benchmark for relevant periods ended July 31,
2025, noting that the Sustainable Equity Fund underperformed its benchmark for the one-, three-, five-, and 10-year periods and that the Sustainable Bond Fund outperformed its benchmark for the one-, three-, five-, and 10-year periods.
The Trustees considered comparative performance information
from FUSE Research Network (“FUSE”), which provides independent analysis of mutual fund data and, among other things, ranks
mutual fund performance within categories comprised of similarly managed funds. The Trustees considered the short-, medium-, and long-term performance of the Sustainable Equity Fund relative to the Fund’s FUSE peer group category for the one-year, three-year, five-year, 10-year, and since inception periods ended June 30,
2025, noting the Fund was in the fourth quartile for the one- and five-year periods and third quartile for the three-year, 10-year, and since inception (3/27/2015) periods. The Trustees considered the short- and medium-term performance of the Sustainable Bond
Fund relative to the Fund’s FUSE peer group category for the one-
year, three-year, five-year, 10-year, and since inception (3/27/2015)
periods ended June 30, 2025, noting the Fund was in the third quartile for the one- and three-year periods and second quartile for the five-year, 10-year, and since inception (3/27/2015) periods.
The Trustees also considered each Fund’s Morningstar performance rating (one through five stars), noting that the overall Morningstar rating was two stars for Sustainable Equity Fund and four stars for Sustainable Bond Fund. The Trustees also noted the favorable sustainability rating assigned by Morningstar to the Sustainable
Equity Fund (five out of five) and Sustainable Bond Fund (five out of five).
The Trustees noted they had discussed each Fund’s performance and the factors impacting performance with management at their
September meeting and throughout the year, as well as actions management was considering to address underperformance.
The Trustees further noted the generally risk-averse investment style of the Funds and other factors which can affect each Fund’s performance relative to its broader FUSE peer group category.
The Trustees also noted certain differences between each Fund and the peer funds within its FUSE peer group category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued to manage each Fund in a manner that is designed to be risk-averse and attractive to long-
term investors. The Trustees discussed and considered the efforts of
Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring
materially higher levels of risk.
The Trustees considered the comparative data reported by FUSE and each Fund’s performance relative to its benchmark, as provided by
Saturna Capital, to evaluate each Fund’s performance over near-
term and long-term time periods, as applicable.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses reported by FUSE, and considered the components of the Funds’ operating expenses.
The Trustees noted that each Fund’s total net expense was below its respective median FUSE peer group total net expense. The Trustees further noted the steps that Saturna Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna
Capital out of its own resources. The Trustees recognized that
Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without
Saturna Capital’s efforts.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale.
The Trustees noted the costs undertaken by Saturna Capital, as well as Saturna Capital’s use of its resources, to reinvest in the firm to enhance the services provided to the Funds.

Renewal of Investment Advisory Contract
(continued)
24
November 30, 2025
Annual
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory fees bear a reasonable relationship to the mix of services provided by Saturna
Capital, including the nature, extent, and quality of such services.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered whether there are other potential benefits to Saturna Capital in continuing to manage the
Funds and the Trustees found that there were no material benefits other than Saturna Capital’s receipt of advisory fees. The Trustees also noted with respect to the Sustainable Equity Fund that Saturna
Brokerage Services voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the
Independent Trustees, unanimously agreed to renew each Fund’s
Advisory Agreement with Saturna Capital.

November 30, 2025
Annual
25
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month, available to investors at www.
saturnasustainable.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

SATURNA CAPITAL
1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS, as applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

January 29, 2026
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten, President
Jane K. Carten

January 29, 2026
Date

By:
/s/Christopher R. Fankhauser, Treasurer

Christopher R. Fankhauser

January 29, 2026
Date